Quarterly Holdings Report
for

Fidelity® U.S. Bond Index Fund

May 31, 2020

UBI-QTLY-0720
1.816026.115

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.5%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
2.75% 6/1/31	$15,250	$15,355
2.8% 2/17/21	7,396	7,499
2.95% 7/15/26	6,575	6,921
3.4% 5/15/25	7,618	8,214
3.5% 6/1/41	7,820	7,873
3.55% 6/1/24	2,465	2,656
3.6% 7/15/25	5,210	5,655
3.65% 6/1/51	12,000	12,092
3.8% 3/15/22	8,218	8,634
3.8% 2/15/27	7,396	8,081
4% 1/15/22	822	865
4.125% 2/17/26	22,450	25,022
4.35% 6/15/45	20,346	22,428
4.5% 3/9/48	7,864	8,951
4.55% 3/9/49	150	170
4.65% 6/1/44	6,467	7,293
4.75% 5/15/46	8,464	9,868
4.85% 7/15/45	2,465	2,823
4.9% 8/15/37	20,897	24,585
5.15% 11/15/46	9,083	11,083
5.15% 2/15/50	24,935	31,163
5.55% 8/15/41	5,999	7,511
6.35% 3/15/40	822	1,093
6.375% 3/1/41	5,629	7,710
British Telecommunications PLC 9.625% 12/15/30 (a)	3,710	5,897
Orange SA 5.5% 2/6/44	2,465	3,616
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	11,012	12,204
4.895% 3/6/48	3,000	3,508
5.213% 3/8/47	5,383	6,530
5.462% 2/16/21	2,219	2,286
5.52% 3/1/49	2,700	3,403
7.045% 6/20/36	2,136	3,062
Verizon Communications, Inc.:
2.625% 8/15/26	19,007	20,499
3.5% 11/1/24	2,465	2,713
4.125% 3/16/27	5,753	6,703
4.272% 1/15/36	19,951	24,038
4.329% 9/21/28	12,570	15,012
4.4% 11/1/34	3,102	3,806
4.75% 11/1/41	822	1,078
5.012% 4/15/49	9,679	13,422
5.012% 8/21/54	10,319	14,738
5.25% 3/16/37	12,737	17,139
5.5% 3/16/47	22,089	32,532
6.55% 9/15/43	10,285	15,645
		451,376
Entertainment - 0.2%
NBCUniversal, Inc. 6.4% 4/30/40	2,465	3,610
The Walt Disney Co.:
2% 9/1/29	8,583	8,696
2.65% 1/13/31	13,050	13,917
2.75% 9/1/49	8,574	8,328
3.5% 5/13/40	5,610	6,138
3.6% 1/13/51	5,590	6,250
3.7% 10/15/25	5,753	6,479
3.8% 5/13/60	5,610	6,376
5.4% 10/1/43	3,184	4,271
5.65% 8/15/20	822	830
6.15% 3/1/37	3,250	4,580
6.15% 2/15/41	8,628	12,397
TWDC Enterprises 18 Corp. 2.3% 2/12/21	3,895	3,941
Viacom, Inc. 4.375% 3/15/43	2,165	2,064
		87,877
Interactive Media & Services - 0.0%
Alphabet, Inc.:
1.998% 8/15/26	1,890	2,051
3.625% 5/19/21	3,107	3,207
		5,258
Media - 0.8%
CBS Corp.:
3.375% 2/15/28	8,670	8,724
4% 1/15/26	4,931	5,266
4.2% 6/1/29	7,390	7,872
4.6% 1/15/45	5,999	5,805
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51	7,270	7,008
4.2% 3/15/28	9,039	10,063
4.908% 7/23/25	6,557	7,506
5.125% 7/1/49	10,155	11,785
5.375% 5/1/47	4,690	5,552
5.75% 4/1/48	4,297	5,291
6.384% 10/23/35	11,053	14,465
6.484% 10/23/45	3,854	4,978
Comcast Corp.:
1.625% 1/15/22	8,628	8,822
1.95% 1/15/31	2,100	2,103
2.35% 1/15/27	19,558	20,678
2.65% 2/1/30	6,480	6,907
2.8% 1/15/51	6,700	6,592
3.125% 7/15/22	2,465	2,609
3.15% 3/1/26	4,109	4,561
3.3% 2/1/27	9,788	10,907
3.375% 8/15/25	11,258	12,504
3.4% 4/1/30	6,000	6,765
3.45% 2/1/50	6,100	6,759
3.7% 4/15/24	8,522	9,424
3.75% 4/1/40	4,804	5,506
3.969% 11/1/47	4,274	5,031
4% 3/1/48	9,861	11,730
4.15% 10/15/28	15,490	18,324
4.65% 7/15/42	7,396	9,372
4.7% 10/15/48	30,922	40,394
4.75% 3/1/44	4,437	5,701
4.95% 10/15/58	6,180	8,648
6.4% 3/1/40	822	1,207
6.55% 7/1/39	2,465	3,710
6.95% 8/15/37	5,505	8,334
Discovery Communications LLC:
3.25% 4/1/23	1,922	2,015
3.625% 5/15/30	9,840	10,396
4.65% 5/15/50	9,840	10,460
4.875% 4/1/43	4,026	4,249
5% 9/20/37	3,820	4,183
5.2% 9/20/47	6,903	7,713
Fox Corp.:
4.03% 1/25/24	3,863	4,247
4.709% 1/25/29	8,530	9,971
5.476% 1/25/39	3,131	4,016
5.576% 1/25/49	7,653	10,136
Time Warner Cable, Inc.:
4.5% 9/15/42	9,039	9,679
7.3% 7/1/38	3,287	4,383
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	4,199	4,327
2.55% 2/15/22	2,309	2,379
3% 7/30/46	3,698	3,746
3.15% 9/17/25	7,782	8,624
4.125% 6/1/44	4,684	5,546
		416,973
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
3.125% 7/16/22	4,525	4,621
3.625% 4/22/29	6,897	7,532
6.125% 11/15/37	6,874	9,312
Rogers Communications, Inc.:
2.9% 11/15/26	2,055	2,224
3.625% 12/15/25	1,644	1,842
3.7% 11/15/49	5,000	5,547
4.1% 10/1/23	3,965	4,409
5.45% 10/1/43	4,746	6,401
T-Mobile U.S.A., Inc.:
3.5% 4/15/25 (b)	7,220	7,732
3.75% 4/15/27 (b)	6,920	7,482
3.875% 4/15/30 (b)	6,920	7,502
4.375% 4/15/40 (b)	6,920	7,630
4.5% 4/15/50 (b)	6,920	7,780
Vodafone Group PLC:
2.5% 9/26/22	2,465	2,550
2.95% 2/19/23	5,670	5,974
3.75% 1/16/24	8,497	9,240
4.375% 5/30/28	21,035	24,617
5.125% 6/19/59	3,000	3,743
5.25% 5/30/48	19,643	25,466
		151,604

TOTAL COMMUNICATION SERVICES		1,113,088

CONSUMER DISCRETIONARY - 1.2%
Automobiles - 0.2%
American Honda Finance Corp.:
1.65% 7/12/21	6,533	6,586
1.7% 9/9/21	3,698	3,734
2.3% 9/9/26	4,109	4,204
3.55% 1/12/24	20,052	21,398
Ford Motor Co. 4.75% 1/15/43	6,286	4,809
General Motors Co.:
5% 10/1/28	5,652	5,830
5.2% 4/1/45	3,509	3,345
6.6% 4/1/36	4,799	5,128
6.75% 4/1/46	5,880	6,396
General Motors Financial Co., Inc.:
3.25% 1/5/23	5,916	5,883
3.85% 1/5/28	5,753	5,568
4% 1/15/25	5,071	5,111
4% 10/6/26	3,024	3,016
4.3% 7/13/25	10,190	10,308
4.35% 1/17/27	6,575	6,573
4.375% 9/25/21	7,552	7,596
5.65% 1/17/29	17,583	19,257
		124,742
Diversified Consumer Services - 0.1%
Duke University 2.832% 10/1/55	3,842	3,966
George Washington University 4.3% 9/15/44	1,644	1,926
Ingersoll-Rand Global Holding Co. Ltd.:
2.9% 2/21/21	3,904	3,949
3.75% 8/21/28	3,821	4,156
4.3% 2/21/48	4,084	4,509
Massachusetts Institute of Technology:
3.885% 7/1/2116	2,326	2,906
3.959% 7/1/38	3,883	4,813
Northwestern University 4.643% 12/1/44	2,753	3,607
President and Fellows of Harvard College:
3.3% 7/15/56	3,985	4,813
3.619% 10/1/37	822	963
Rice University 3.774% 5/15/55	1,560	1,903
Trustees of Princeton Univ. 5.7% 3/1/39	822	1,242
University Notre Dame du Lac 3.438% 2/15/45	2,737	3,266
University of Southern California 5.25% 10/1/2111	1,644	2,553
		44,572
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
2.75% 12/9/20	1,890	1,909
3.3% 7/1/25	4,955	5,474
3.5% 7/1/27	7,880	8,810
3.6% 7/1/30	5,880	6,654
3.625% 9/1/49	10,170	11,058
3.7% 1/30/26	13,863	15,512
4.2% 4/1/50	4,930	5,832
4.45% 3/1/47	4,667	5,666
4.875% 12/9/45	4,462	5,660
6.3% 3/1/38	5,789	8,146
Metropolitan Museum of Art 3.4% 7/1/45	2,465	2,616
Starbucks Corp.:
2.45% 6/15/26	8,218	8,703
3.8% 8/15/25	5,711	6,373
3.85% 10/1/23	1,540	1,679
4% 11/15/28	5,753	6,524
4.5% 11/15/48	3,863	4,490
		105,106
Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc.:
2.4% 2/22/23	13,025	13,739
2.8% 8/22/24	5,325	5,805
3.15% 8/22/27	8,596	9,765
3.875% 8/22/37	9,029	11,070
4.05% 8/22/47	15,634	20,553
4.25% 8/22/57	7,457	10,220
4.8% 12/5/34	4,931	6,664
		77,816
Multiline Retail - 0.1%
Dollar Tree, Inc.:
3.7% 5/15/23	7,149	7,625
4% 5/15/25	6,575	7,248
Kohl's Corp. 4.75% 12/15/23	1,748	1,540
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	2,220	1,687
4.3% 2/15/43	3,904	2,091
Nordstrom, Inc.:
4% 3/15/27	3,706	2,884
5% 1/15/44	1,644	1,111
Target Corp.:
3.9% 11/15/47	7,141	8,900
4% 7/1/42	5,753	7,161
		40,247
Specialty Retail - 0.4%
Advance Auto Parts, Inc. 4.5% 12/1/23	3,082	3,295
AutoZone, Inc.:
3.125% 7/15/23	3,143	3,325
3.25% 4/15/25	3,287	3,521
3.625% 4/15/25	9,520	10,455
3.7% 4/15/22	4,520	4,736
3.75% 6/1/27	4,770	5,168
4% 4/15/30	9,850	11,087
Lowe's Companies, Inc.:
3.65% 4/5/29	8,801	9,951
3.7% 4/15/46	2,876	3,176
4.05% 5/3/47	9,450	10,829
4.5% 4/15/30	9,950	11,970
4.55% 4/5/49	7,782	9,694
4.65% 4/15/42	5,342	6,569
5.125% 4/15/50	5,980	8,050
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,321	2,407
The Home Depot, Inc.:
2.5% 4/15/27	9,970	10,857
2.8% 9/14/27	4,109	4,636
2.95% 6/15/29	4,680	5,197
3% 4/1/26	8,242	9,212
3.125% 12/15/49	5,500	6,003
3.75% 2/15/24	5,527	6,130
3.9% 12/6/28	4,733	5,639
3.9% 6/15/47	7,048	8,502
4.2% 4/1/43	1,294	1,569
4.25% 4/1/46	2,696	3,406
4.5% 12/6/48	6,139	8,113
4.875% 2/15/44	2,362	3,228
5.875% 12/16/36	8,546	12,382
		189,107
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc.:
2.4% 3/27/25	5,140	5,514
2.85% 3/27/30	4,940	5,489
3.375% 11/1/46	3,698	4,184
3.375% 3/27/50	4,940	5,711
		20,898

TOTAL CONSUMER DISCRETIONARY		602,488

CONSUMER STAPLES - 2.1%
Beverages - 0.9%
Anheuser-Busch InBev Finance, Inc.:
2.625% 1/17/23	2,321	2,429
3.3% 2/1/23	7,572	8,015
3.65% 2/1/26	49,741	54,712
4.625% 2/1/44	4,725	5,349
4.7% 2/1/36	4,002	4,569
4.9% 2/1/46	14,940	17,286
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 7/15/22	1,915	1,981
4.15% 1/23/25	11,546	12,976
4.439% 10/6/48	6,076	6,631
4.6% 4/15/48	15,408	17,130
5.55% 1/23/49	34,888	43,743
5.8% 1/23/59 (Reg. S)	11,463	15,089
8.2% 1/15/39	2,301	3,589
Constellation Brands, Inc.:
3.5% 5/9/27	8,218	8,878
3.7% 12/6/26	6,204	6,852
5.25% 11/15/48	5,950	7,459
Diageo Capital PLC:
1.375% 9/29/25	11,400	11,520
2% 4/29/30	12,200	12,393
2.125% 4/29/32	11,000	11,185
Dr. Pepper Snapple Group, Inc.:
3.8% 5/1/50	2,600	2,830
4.057% 5/25/23	12,326	13,433
4.985% 5/25/38	5,916	7,423
5.085% 5/25/48	8,000	10,375
Molson Coors Beverage Co.:
2.1% 7/15/21	4,026	4,063
3% 7/15/26	14,299	14,350
4.2% 7/15/46	10,872	10,249
PepsiCo, Inc.:
1.625% 5/1/30	35,483	35,828
2.15% 10/14/20	9,861	9,914
2.25% 5/2/22	9,861	10,246
2.375% 10/6/26	5,547	6,004
3% 10/15/27	14,965	16,752
3.6% 8/13/42	2,465	2,888
4.25% 10/22/44	4,931	6,126
4.45% 4/14/46	4,766	6,283
The Coca-Cola Co.:
1.45% 6/1/27	6,880	6,993
1.55% 9/1/21	3,279	3,327
1.65% 6/1/30	6,890	6,894
2.2% 5/25/22	12,326	12,770
2.5% 6/1/40	6,890	6,927
2.6% 6/1/50	6,890	6,782
2.75% 6/1/60	6,890	6,733
2.875% 10/27/25	7,873	8,765
3.15% 11/15/20	3,041	3,080
		470,821
Food & Staples Retailing - 0.3%
Costco Wholesale Corp. 2.75% 5/18/24	4,931	5,343
Kroger Co.:
2.65% 10/15/26	2,342	2,527
3.5% 2/1/26	3,287	3,625
3.95% 1/15/50	3,000	3,365
5.15% 8/1/43	2,240	2,864
5.4% 1/15/49	5,349	7,170
Sysco Corp.:
3.3% 7/15/26	2,696	2,775
3.3% 2/15/50	11,600	9,885
3.75% 10/1/25	4,684	4,912
Walgreen Co. 3.1% 9/15/22	2,342	2,446
Walgreens Boots Alliance, Inc.:
3.45% 6/1/26	4,109	4,363
4.65% 6/1/46	4,520	4,688
Walmart, Inc.:
2.95% 9/24/49	5,200	5,736
3.3% 4/22/24	15,613	17,103
3.4% 6/26/23	7,692	8,340
3.7% 6/26/28	10,108	11,955
4.05% 6/29/48	14,931	19,173
4.3% 4/22/44	4,931	6,439
5.625% 4/1/40	1,644	2,433
5.625% 4/15/41	3,780	5,731
6.5% 8/15/37	6,800	10,639
		141,512
Food Products - 0.4%
Campbell Soup Co.:
2.5% 8/2/22	3,904	4,030
4.8% 3/15/48	11,504	14,640
Conagra Brands, Inc.:
3.2% 1/25/23	7,236	7,581
3.8% 10/22/21	3,863	4,014
4.3% 5/1/24	7,372	8,154
4.85% 11/1/28	11,201	13,455
5.3% 11/1/38	4,072	5,191
5.4% 11/1/48	7,376	9,812
General Mills, Inc.:
2.875% 4/15/30	5,977	6,425
3.7% 10/17/23	11,463	12,492
4.2% 4/17/28	14,134	16,488
4.55% 4/17/38	5,010	6,187
H.J. Heinz Co.:
3% 6/1/26	24,023	24,045
4.375% 6/1/46	5,613	5,245
4.625% 1/30/29	6,000	6,472
5% 7/15/35	2,876	3,094
5.2% 7/15/45	4,256	4,364
Kellogg Co.:
3.125% 5/17/22	1,540	1,606
3.25% 4/1/26	3,057	3,344
4.3% 5/15/28	4,931	5,658
Kraft Foods Group, Inc. 5% 6/4/42	2,321	2,381
Tyson Foods, Inc.:
3.95% 8/15/24	6,225	6,868
4% 3/1/26	6,056	6,841
4.35% 3/1/29	7,396	8,800
5.1% 9/28/48	7,664	9,797
Unilever Capital Corp.:
2% 7/28/26	1,716	1,823
3.1% 7/30/25	2,383	2,655
		201,462
Household Products - 0.1%
Colgate-Palmolive Co. 3.25% 3/15/24	8,218	8,887
Kimberly-Clark Corp.:
2.4% 3/1/22	4,274	4,390
2.4% 6/1/23	6,575	6,872
3.1% 3/26/30	3,462	3,954
3.2% 7/30/46	2,055	2,294
3.95% 11/1/28	7,000	8,352
Procter & Gamble Co.:
2.3% 2/6/22	3,863	3,995
2.85% 8/11/27	3,698	4,178
3.1% 8/15/23	8,218	9,039
		51,961
Tobacco - 0.4%
Altria Group, Inc.:
2.85% 8/9/22	5,753	5,973
3.8% 2/14/24	3,821	4,153
3.875% 9/16/46	8,218	8,080
4.25% 8/9/42	8,036	8,210
4.8% 2/14/29	10,905	12,489
5.8% 2/14/39	7,684	9,352
5.95% 2/14/49	8,546	10,929
BAT Capital Corp.:
2.764% 8/15/22	7,807	8,045
3.222% 8/15/24	8,464	8,901
3.557% 8/15/27	17,397	18,279
4.39% 8/15/37	8,920	9,362
4.54% 8/15/47	13,757	14,608
4.758% 9/6/49	3,500	3,813
Philip Morris International, Inc.:
1.875% 2/25/21	12,326	12,433
2.125% 5/10/23	2,547	2,636
2.75% 2/25/26	3,082	3,323
3.6% 11/15/23	3,017	3,299
3.875% 8/21/42	3,965	4,383
4.125% 3/4/43	8,218	9,301
4.875% 11/15/43	4,931	6,124
6.375% 5/16/38	1,192	1,745
Reynolds American, Inc.:
4.45% 6/12/25	5,801	6,413
4.85% 9/15/23	1,479	1,632
5.85% 8/15/45	3,484	4,179
7.25% 6/15/37	5,933	7,658
		185,320

TOTAL CONSUMER STAPLES		1,051,076

ENERGY - 2.1%
Energy Equipment & Services - 0.1%
Baker Hughes Co.:
4.08% 12/15/47	19,765	19,835
5.125% 9/15/40	1,644	1,928
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,123	3,379
Halliburton Co.:
2.92% 3/1/30	7,920	7,257
3.8% 11/15/25	522	552
5% 11/15/45	6,196	6,114
7.45% 9/15/39	1,233	1,515
		40,580
Oil, Gas & Consumable Fuels - 2.0%
Apache Corp.:
4.375% 10/15/28	14,646	13,105
5.1% 9/1/40	2,465	1,973
Boardwalk Pipelines LP 4.95% 12/15/24	3,904	3,788
BP Capital Markets PLC:
2.5% 11/6/22	2,465	2,553
3.062% 3/17/22	3,082	3,211
3.279% 9/19/27	10,470	11,359
Canadian Natural Resources Ltd.:
2.95% 1/15/23	9,580	9,790
3.9% 2/1/25	1,540	1,624
4.95% 6/1/47	5,259	5,568
6.25% 3/15/38	5,629	6,337
Cenovus Energy, Inc.:
3% 8/15/22	1,397	1,327
3.8% 9/15/23	1,438	1,369
4.25% 4/15/27	7,807	7,086
5.4% 6/15/47	7,724	6,080
6.75% 11/15/39	1,644	1,475
Chevron Corp.:
1.141% 5/11/23	6,420	6,540
1.554% 5/11/25	6,120	6,308
1.995% 5/11/27	5,120	5,345
2.1% 5/16/21	11,299	11,469
2.236% 5/11/30	6,120	6,450
2.895% 3/3/24	19,336	20,845
2.954% 5/16/26	9,039	10,012
2.978% 5/11/40	5,120	5,478
3.078% 5/11/50	6,120	6,572
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	2,500	2,500
4.5% 6/1/25	2,732	3,066
ConocoPhillips Co.:
4.95% 3/15/26	20,174	23,975
5.95% 3/15/46	4,931	7,054
6.5% 2/1/39	6,187	8,875
DCP Midstream Operating LP 3.875% 3/15/23	3,102	2,931
Devon Energy Corp.:
5% 6/15/45	2,876	2,552
5.6% 7/15/41	2,362	2,189
Ecopetrol SA:
5.375% 6/26/26	3,895	4,131
5.875% 5/28/45	3,123	3,245
7.375% 9/18/43	4,060	4,807
Enbridge Energy Partners LP 4.2% 9/15/21	7,149	7,370
Enbridge, Inc.:
3.5% 6/10/24	2,321	2,472
5.5% 12/1/46	11,908	14,219
Encana Corp.:
3.9% 11/15/21	4,026	3,865
6.5% 2/1/38	7,299	5,573
Energy Transfer Partners LP:
3.6% 2/1/23	7,026	7,193
3.75% 5/15/30	13,750	13,555
4.95% 6/15/28	7,749	8,163
5% 5/15/50	9,560	9,160
5.15% 3/15/45	6,575	6,322
5.8% 6/15/38	7,200	7,426
6% 6/15/48	16,127	17,038
6.25% 4/15/49	2,395	2,600
Enterprise Products Operating LP:
3.7% 2/15/26	1,454	1,621
3.95% 2/15/27	21,267	23,692
4.05% 2/15/22	7,663	8,006
4.2% 1/31/50	4,890	5,250
4.25% 2/15/48	16,386	17,715
4.8% 2/1/49	6,035	7,041
4.85% 8/15/42	2,055	2,313
4.85% 3/15/44	4,109	4,685
4.9% 5/15/46	3,517	4,027
5.7% 2/15/42	1,644	1,987
7.55% 4/15/38	1,644	2,274
EOG Resources, Inc. 4.15% 1/15/26	4,602	5,233
Equinor ASA:
3.625% 9/10/28	9,927	11,232
3.7% 3/1/24	2,999	3,284
5.1% 8/17/40	1,644	2,154
Exxon Mobil Corp.:
2.726% 3/1/23	8,218	8,651
3.043% 3/1/26	6,846	7,585
3.452% 4/15/51	3,430	3,751
3.567% 3/6/45	5,464	6,035
Hess Corp.:
3.5% 7/15/24	3,123	3,038
5.6% 2/15/41	2,794	2,772
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	10,025	10,486
3.5% 9/1/23	1,644	1,739
3.95% 9/1/22	5,753	6,051
4.25% 9/1/24	12,326	13,489
5% 3/1/43	822	913
5.5% 3/1/44	5,750	6,872
5.625% 9/1/41	822	996
6.55% 9/15/40	2,465	3,104
Kinder Morgan, Inc.:
4.3% 3/1/28	8,192	9,141
5.2% 3/1/48	7,215	8,629
5.3% 12/1/34	7,026	8,077
Magellan Midstream Partners LP:
4.25% 9/15/46	4,520	4,332
5% 3/1/26	2,465	2,786
Marathon Oil Corp.:
3.85% 6/1/25	5,753	5,450
5.2% 6/1/45	4,109	3,596
Marathon Petroleum Corp.:
4.5% 4/1/48	4,790	4,550
4.75% 12/15/23	4,697	5,069
5.125% 3/1/21	822	841
6.5% 3/1/41	822	978
MPLX LP:
4.125% 3/1/27	7,765	8,020
4.7% 4/15/48	16,024	16,261
4.8% 2/15/29	7,552	8,234
5.2% 3/1/47	5,029	5,463
5.5% 2/15/49	7,130	8,072
Nexen, Inc. 5.875% 3/10/35	3,048	4,214
Noble Energy, Inc.:
4.2% 10/15/49	3,600	2,918
4.95% 8/15/47	11,341	9,690
ONEOK Partners LP 3.375% 10/1/22	4,109	4,145
ONEOK, Inc.:
4.45% 9/1/49	4,800	4,384
4.95% 7/13/47	4,807	4,648
5.2% 7/15/48	2,482	2,498
Petro-Canada 6.8% 5/15/38	6,940	8,853
Petroleos Mexicanos:
5.35% 2/12/28	7,620	6,178
5.625% 1/23/46	2,514	1,782
5.95% 1/28/31 (b)	6,700	5,419
6.35% 2/12/48	17,798	12,979
6.49% 1/23/27 (b)	15,353	13,491
6.5% 3/13/27	13,397	11,831
6.75% 9/21/47	10,876	8,442
6.84% 1/23/30 (b)	14,291	12,219
7.69% 1/23/50 (b)	18,815	15,663
Phillips 66 Co.:
4.875% 11/15/44	822	1,021
5.875% 5/1/42	7,807	10,688
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	5,916	5,912
4.65% 10/15/25	10,066	10,310
4.9% 2/15/45	1,561	1,424
6.65% 1/15/37	2,297	2,349
Shell International Finance BV:
1.75% 9/12/21	5,342	5,422
2% 11/7/24	8,100	8,443
2.375% 8/21/22	2,465	2,558
2.375% 11/7/29	14,500	15,155
3.125% 11/7/49	11,500	11,931
3.25% 5/11/25	11,637	12,898
3.5% 11/13/23	5,753	6,280
3.875% 11/13/28	7,000	8,118
4% 5/10/46	3,287	3,816
4.375% 5/11/45	10,930	13,465
6.375% 12/15/38	3,452	5,299
Spectra Energy Partners LP:
3.375% 10/15/26	13,403	14,148
4.75% 3/15/24	3,965	4,383
Suncor Energy, Inc.:
3.6% 12/1/24	5,823	6,165
4% 11/15/47	4,109	4,207
6.85% 6/1/39	1,644	2,110
Sunoco Logistics Partner Operations LP:
3.9% 7/15/26	6,180	6,230
5.3% 4/1/44	4,766	4,702
5.4% 10/1/47	4,520	4,490
The Williams Companies, Inc.:
3.75% 6/15/27	19,197	20,418
4.55% 6/24/24	4,663	5,055
4.85% 3/1/48	6,928	7,699
5.75% 6/24/44	1,561	1,821
Total Capital International SA:
2.7% 1/25/23	1,561	1,639
2.75% 6/19/21	4,931	5,035
2.875% 2/17/22	3,431	3,554
3.127% 5/29/50	2,930	2,960
3.455% 2/19/29	17,537	19,530
3.461% 7/12/49	5,360	5,735
3.75% 4/10/24	1,644	1,818
TransCanada PipeLines Ltd.:
2.5% 8/1/22	4,109	4,199
4.75% 5/15/38	8,622	10,037
4.875% 1/15/26	4,109	4,762
4.875% 5/15/48	4,043	4,986
5.1% 3/15/49	2,874	3,684
6.1% 6/1/40	5,505	7,170
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30 (b)	4,800	5,108
3.95% 5/15/50 (b)	4,800	5,094
4.45% 8/1/42	6,369	7,136
4.6% 3/15/48	3,287	3,872
Valero Energy Corp.:
4% 4/1/29	7,664	8,448
6.625% 6/15/37	4,454	5,778
Williams Partners LP:
3.35% 8/15/22	2,301	2,376
3.9% 1/15/25	2,897	3,099
		1,053,331

TOTAL ENERGY		1,093,911

FINANCIALS - 8.0%
Banks - 4.5%
Australia and New Zealand Banking Group Ltd. 3.7% 11/16/25	5,696	6,432
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (a)(c)	20,750	21,154
2.503% 10/21/22	7,396	7,567
2.625% 4/19/21	5,753	5,857
3.004% 12/20/23 (a)	8,707	9,098
3.194% 7/23/30 (a)	39,496	42,432
3.248% 10/21/27	3,082	3,369
3.366% 1/23/26 (a)	21,711	23,410
3.419% 12/20/28 (a)	14,895	16,206
3.593% 7/21/28 (a)	9,122	10,033
3.705% 4/24/28 (a)	7,232	7,962
3.864% 7/23/24 (a)	19,969	21,619
3.97% 3/5/29 (a)	18,000	20,331
3.974% 2/7/30 (a)	11,619	13,196
4% 4/1/24	3,997	4,423
4% 1/22/25	4,931	5,382
4.083% 3/20/51 (a)	5,200	6,201
4.1% 7/24/23	5,753	6,291
4.183% 11/25/27	4,232	4,747
4.2% 8/26/24	6,985	7,703
4.25% 10/22/26	3,287	3,690
4.271% 7/23/29 (a)	14,800	17,031
4.33% 3/15/50 (a)	10,757	13,292
4.443% 1/20/48 (a)	12,532	15,403
4.45% 3/3/26	10,683	12,031
5% 1/21/44	4,412	5,784
Bank of Montreal:
3.3% 2/5/24	13,320	14,293
3.803% 12/15/32 (a)	9,580	9,986
Bank of Nova Scotia:
3.4% 2/11/24	33,229	35,896
4.375% 1/13/21	822	842
4.5% 12/16/25	13,050	14,593
Barclays PLC:
2.852% 5/7/26 (a)	11,000	11,269
3.25% 1/12/21	6,164	6,239
3.932% 5/7/25 (a)	13,028	13,872
4.337% 1/10/28	4,602	5,007
4.375% 1/12/26	4,289	4,717
4.836% 5/9/28	7,889	8,488
4.95% 1/10/47	13,280	16,477
5.25% 8/17/45	4,602	5,887
BB&T Corp.:
2.75% 4/1/22	7,289	7,528
3.75% 12/6/23	14,460	15,858
BPCE SA 4% 4/15/24	1,716	1,870
Capital One Bank NA 3.375% 2/15/23	2,079	2,152
Capital One NA 2.25% 9/13/21	7,396	7,485
Citigroup, Inc.:
3 month U.S. LIBOR + 1.023% 4.044% 6/1/24 (a)(c)	16,435	17,686
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (a)(c)	18,944	20,456
2.35% 8/2/21	17,339	17,646
2.75% 4/25/22	11,989	12,367
3.106% 4/8/26 (a)	10,600	11,160
3.142% 1/24/23 (a)	18,901	19,449
3.668% 7/24/28 (a)	6,229	6,765
3.7% 1/12/26	9,146	10,022
3.887% 1/10/28 (a)	3,698	4,063
3.98% 3/20/30 (a)	29,252	32,716
4.125% 7/25/28	12,688	13,927
4.4% 6/10/25	3,287	3,636
4.6% 3/9/26	4,931	5,522
4.65% 7/23/48	11,650	14,436
4.75% 5/18/46	6,467	7,811
5.3% 5/6/44	1,644	2,086
5.5% 9/13/25	4,109	4,806
5.875% 1/30/42	1,377	1,976
8.125% 7/15/39	6,575	11,053
Citizens Financial Group, Inc.:
2.375% 7/28/21	3,582	3,632
4.3% 12/3/25	1,554	1,697
Comerica, Inc. 3.8% 7/22/26	2,999	3,179
Corporacion Andina de Fomento 4.375% 6/15/22	11,587	12,123
Credit Suisse Group Funding Guernsey Ltd.:
3.8% 9/15/22	10,296	10,869
3.8% 6/9/23	16,435	17,447
4.55% 4/17/26	6,985	7,923
4.875% 5/15/45	4,289	5,399
Credit Suisse New York Branch:
3% 10/29/21	2,573	2,654
3.625% 9/9/24	8,156	8,915
Discover Bank 4.2% 8/8/23	5,753	6,141
Export-Import Bank of Korea:
2.875% 1/21/25	6,245	6,724
5% 4/11/22	5,071	5,438
Fifth Third Bancorp:
2.55% 5/5/27	12,200	12,658
2.6% 6/15/22	6,146	6,344
3.5% 3/15/22	1,356	1,416
8.25% 3/1/38	1,708	2,565
HSBC Holdings PLC:
2.65% 1/5/22	17,257	17,676
3.4% 3/8/21	8,711	8,890
3.803% 3/11/25 (a)	26,696	28,577
3.9% 5/25/26	9,039	9,931
4.25% 8/18/25	4,602	4,946
4.292% 9/12/26 (a)	24,047	26,571
4.375% 11/23/26	23,584	25,841
4.875% 1/14/22	8,300	8,799
4.95% 3/31/30	11,926	14,001
5.1% 4/5/21	2,301	2,384
5.25% 3/14/44	3,946	4,832
6.5% 9/15/37	8,628	11,616
HSBC U.S.A., Inc. 3.5% 6/23/24	5,753	6,233
Huntington Bancshares, Inc.:
2.3% 1/14/22	14,792	15,087
3.15% 3/14/21	7,807	7,927
Japan Bank International Cooperation:
1.875% 7/21/26	3,260	3,431
2.125% 2/10/25	1,716	1,819
2.25% 11/4/26	4,486	4,842
2.375% 11/16/22	9,438	9,843
2.375% 4/20/26	10,730	11,630
2.75% 1/21/26	2,720	3,000
2.875% 6/1/27	6,246	7,020
3.125% 7/20/21	3,386	3,484
3.25% 7/20/28	7,396	8,627
JPMorgan Chase & Co.:
2.083% 4/22/26 (a)	10,280	10,520
2.522% 4/22/31 (a)	9,850	10,059
2.776% 4/25/23 (a)	4,109	4,241
2.95% 10/1/26	20,733	22,352
2.956% 5/13/31 (a)	10,250	10,552
3.109% 4/22/51 (a)	12,250	12,438
3.22% 3/1/25 (a)	14,331	15,349
3.25% 9/23/22	3,287	3,464
3.3% 4/1/26	7,396	8,104
3.375% 5/1/23	1,561	1,659
3.509% 1/23/29 (a)	26,000	28,289
3.54% 5/1/28 (a)	13,970	15,277
3.559% 4/23/24 (a)	8,218	8,750
3.797% 7/23/24 (a)	11,382	12,231
3.875% 9/10/24	26,892	29,552
3.882% 7/24/38 (a)	3,698	4,227
3.9% 7/15/25	17,750	19,855
3.964% 11/15/48 (a)	7,724	8,957
4.005% 4/23/29 (a)	16,874	19,024
4.125% 12/15/26	4,828	5,449
4.203% 7/23/29 (a)	15,399	17,611
4.35% 8/15/21	1,644	1,720
4.452% 12/5/29 (a)	10,040	11,720
4.5% 1/24/22	10,683	11,357
4.625% 5/10/21	1,233	1,280
4.85% 2/1/44	4,109	5,402
4.95% 6/1/45	7,843	10,156
5.5% 10/15/40	4,684	6,396
5.6% 7/15/41	1,233	1,731
5.625% 8/16/43	4,109	5,641
KeyBank NA 3.4% 5/20/26	4,289	4,588
KeyCorp 2.9% 9/15/20	4,766	4,798
Lloyds Banking Group PLC:
3.1% 7/6/21	8,218	8,390
4.344% 1/9/48	12,326	13,679
4.582% 12/10/25	9,580	10,369
4.65% 3/24/26	7,067	7,783
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	2,368	2,413
2.801% 7/18/24	6,706	7,029
2.998% 2/22/22	7,560	7,804
3.195% 7/18/29	11,687	12,581
3.455% 3/2/23	15,071	15,908
3.751% 7/18/39	6,514	7,173
3.85% 3/1/26	538	598
3.961% 3/2/28	18,079	20,315
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.830% 2.226% 5/25/26 (a)	11,200	11,347
2.591% 5/25/31 (a)	13,600	13,734
2.953% 2/28/22	7,067	7,308
3.549% 3/5/23	9,861	10,427
National Australia Bank Ltd. 2.5% 5/22/22	8,218	8,506
Nordic Investment Bank 2.125% 2/1/22	3,260	3,356
Oesterreichische Kontrollbank:
2.375% 10/1/21	3,883	3,989
2.875% 9/7/21	3,455	3,566
PNC Bank NA:
2.6% 7/21/20	5,730	5,739
2.625% 2/17/22	9,861	10,203
PNC Financial Services Group, Inc.:
2.2% 11/1/24	5,540	5,808
2.6% 7/23/26	20,000	21,597
3.5% 1/23/24	14,370	15,639
3.9% 4/29/24	4,643	5,071
Rabobank Nederland:
3.75% 7/21/26	15,819	17,119
3.95% 11/9/22	4,546	4,782
4.375% 8/4/25	5,147	5,702
4.5% 1/11/21	822	842
5.25% 5/24/41	2,465	3,403
Rabobank Nederland New York Branch:
2.75% 1/10/23	13,970	14,689
3.375% 5/21/25	3,217	3,537
Regions Financial Corp. 2.75% 8/14/22	6,229	6,375
Royal Bank of Canada:
2.75% 2/1/22	10,683	11,103
4.65% 1/27/26	10,675	12,262
Royal Bank of Scotland Group PLC:
3 month U.S. LIBOR + 1.750% 4.892% 5/18/29 (a)(c)	7,000	8,017
3.498% 5/15/23 (a)	8,411	8,653
3.754% 11/1/29 (a)	10,600	10,723
3.875% 9/12/23	3,260	3,452
4.445% 5/8/30 (a)	5,748	6,490
4.8% 4/5/26	5,424	6,076
Santander Holdings U.S.A., Inc. 3.4% 1/18/23	8,973	9,266
Sumitomo Mitsui Banking Corp. 3.4% 7/11/24	4,911	5,278
Sumitomo Mitsui Financial Group, Inc.:
2.348% 1/15/25	7,400	7,651
2.442% 10/19/21	12,326	12,637
2.75% 1/15/30	7,000	7,293
2.778% 10/18/22	6,204	6,449
2.784% 7/12/22	8,620	8,903
2.846% 1/11/22	8,711	8,949
3.102% 1/17/23	31,345	32,914
3.936% 10/16/23	12,886	13,963
Synchrony Bank 3% 6/15/22	5,753	5,774
The Toronto-Dominion Bank:
2.5% 12/14/20	11,522	11,647
3.5% 7/19/23	8,218	8,937
U.S. Bancorp:
2.625% 1/24/22	11,402	11,783
3% 7/30/29	8,900	9,476
3.1% 4/27/26	7,396	8,044
4.125% 5/24/21	2,465	2,548
Wells Fargo & Co.:
2.1% 7/26/21	8,218	8,341
2.188% 4/30/26 (a)	24,150	24,470
2.406% 10/30/25 (a)	41,860	42,964
2.572% 2/11/31 (a)	19,310	19,494
2.6% 7/22/20	6,279	6,297
2.625% 7/22/22	12,145	12,514
3% 10/23/26	16,706	17,882
3.068% 4/30/41 (a)	14,600	14,614
3.3% 9/9/24	3,800	4,094
3.45% 2/13/23	3,020	3,179
3.55% 9/29/25	3,484	3,810
3.75% 1/24/24	35,240	37,902
3.9% 5/1/45	3,911	4,416
4.1% 6/3/26	2,650	2,905
4.4% 6/14/46	5,868	6,624
4.48% 1/16/24	3,135	3,458
4.75% 12/7/46	13,148	15,484
4.9% 11/17/45	7,928	9,553
5.013% 4/4/51 (a)	4,980	6,552
5.375% 11/2/43	1,520	1,945
5.606% 1/15/44	9,352	12,388
Westpac Banking Corp.:
2% 8/19/21	7,051	7,183
2.5% 6/28/22	20,897	21,683
2.85% 5/13/26	3,904	4,243
3.3% 2/26/24	26,696	28,844
4.421% 7/24/39	4,790	5,325
Zions Bancorp NA 4.5% 6/13/23	171	177
		2,266,976
Capital Markets - 1.3%
Affiliated Managers Group, Inc. 3.5% 8/1/25	3,904	4,192
Bank of New York Mellon Corp.:
2.6% 8/17/20	7,724	7,747
2.6% 2/7/22	8,218	8,472
2.8% 5/4/26	4,626	5,090
2.95% 1/29/23	12,326	13,045
BlackRock, Inc.:
3.5% 3/18/24	2,383	2,643
4.25% 5/24/21	5,342	5,544
Deutsche Bank AG 4.5% 4/1/25	2,573	2,536
Deutsche Bank AG London Branch 4.1% 1/13/26	9,900	10,223
Deutsche Bank AG New York Branch:
2.95% 8/20/20	8,054	8,061
3.3% 11/16/22	7,560	7,630
3.7% 5/30/24	8,054	8,120
3.95% 2/27/23	14,178	14,479
4.1% 1/13/26	17,914	18,223
Eaton Vance Corp. 3.625% 6/15/23	2,321	2,480
Franklin Resources, Inc. 2.85% 3/30/25	3,123	3,341
Goldman Sachs Group, Inc.:
2.35% 11/15/21	22,557	22,707
2.6% 2/7/30	10,000	10,157
3% 4/26/22	13,740	13,979
3.2% 2/23/23	19,041	20,023
3.5% 1/23/25	22,109	23,731
3.625% 1/22/23	7,396	7,900
3.625% 2/20/24	8,628	9,276
3.691% 6/5/28 (a)	14,600	15,955
3.75% 2/25/26	4,782	5,250
3.85% 7/8/24	3,123	3,402
3.85% 1/26/27	24,850	27,378
4.25% 10/21/25	4,109	4,566
4.411% 4/23/39 (a)	3,900	4,480
4.75% 10/21/45	12,967	16,162
5.25% 7/27/21	3,698	3,873
5.75% 1/24/22	3,534	3,805
5.95% 1/15/27	12,326	15,096
6% 6/15/20	1,356	1,359
6.75% 10/1/37	16,810	23,247
Intercontinental Exchange, Inc.:
3.75% 12/1/25	4,725	5,347
3.75% 9/21/28	7,667	8,754
4% 10/15/23	3,082	3,403
4.25% 9/21/48	5,800	7,022
Merrill Lynch & Co., Inc.:
6.11% 1/29/37	5,815	7,930
7.75% 5/14/38	3,431	5,482
Morgan Stanley:
3 month U.S. LIBOR + 1.431% 4.457% 4/22/39(a)(c)	6,212	7,522
2.188% 4/28/26 (a)	20,150	20,701
2.625% 11/17/21	14,282	14,672
2.72% 7/22/25 (a)	15,600	16,360
2.75% 5/19/22	9,861	10,239
3.125% 1/23/23	50,292	53,092
3.125% 7/27/26	4,602	4,986
3.591% 7/22/28 (a)	6,985	7,676
3.7% 10/23/24	4,931	5,411
3.75% 2/25/23	5,568	5,956
3.772% 1/24/29 (a)	10,090	11,238
3.875% 4/29/24	12,064	13,208
3.875% 1/27/26	4,315	4,855
3.95% 4/23/27	28,092	31,279
3.971% 7/22/38 (a)	5,136	5,890
4.3% 1/27/45	1,644	1,992
4.375% 1/22/47	9,122	11,400
5.5% 7/28/21	2,794	2,942
5.597% 3/24/51 (a)	10,650	15,443
5.75% 1/25/21	4,109	4,245
6.375% 7/24/42	2,383	3,576
7.25% 4/1/32	822	1,207
Northern Trust Corp. 1.95% 5/1/30	17,750	18,222
State Street Corp. 2.65% 5/19/26	6,204	6,704
		670,926
Consumer Finance - 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	11,783	9,770
3.5% 5/26/22	7,765	7,199
3.65% 7/21/27	3,698	3,075
3.875% 1/23/28	12,902	10,644
4.45% 12/16/21	6,903	6,552
4.45% 10/1/25	8,094	7,050
4.5% 5/15/21	11,587	11,293
4.625% 7/1/22	7,765	7,318
4.875% 1/16/24	7,026	6,282
Ally Financial, Inc. 5.8% 5/1/25	15,300	16,726
American Express Co.:
2.5% 8/1/22	10,321	10,712
2.5% 7/30/24	31,910	33,714
4.05% 12/3/42	5,732	6,701
Capital One Financial Corp.:
3.2% 1/30/23	11,439	11,857
3.3% 10/30/24	11,942	12,528
3.75% 7/28/26	8,013	8,218
3.75% 3/9/27	29,065	30,370
3.8% 1/31/28	10,683	11,223
3.9% 1/29/24	14,020	14,887
4.75% 7/15/21	3,287	3,421
Discover Financial Services:
4.5% 1/30/26	15,464	16,562
5.2% 4/27/22	822	866
Ford Motor Credit Co. LLC:
3.2% 1/15/21	3,088	3,037
3.219% 1/9/22	3,002	2,889
3.336% 3/18/21	3,646	3,585
3.815% 11/2/27	8,736	7,688
4.134% 8/4/25	5,753	5,380
4.25% 9/20/22	1,544	1,502
4.375% 8/6/23	3,431	3,311
4.389% 1/8/26	2,822	2,653
5.584% 3/18/24	8,218	8,174
5.875% 8/2/21	9,348	9,371
GE Capital International Funding Co.:
2.342% 11/15/20	4,679	4,710
3.373% 11/15/25	23,667	24,053
4.418% 11/15/35	26,211	26,170
John Deere Capital Corp.:
2.55% 1/8/21	8,547	8,657
2.65% 6/24/24	8,596	9,191
2.65% 6/10/26	4,109	4,484
2.7% 1/6/23	8,218	8,647
2.8% 1/27/23	4,109	4,341
2.8% 3/6/23	2,671	2,833
2.8% 9/8/27	5,753	6,388
3.45% 3/7/29	16,435	18,834
Synchrony Financial:
3.7% 8/4/26	3,881	3,731
4.375% 3/19/24	9,249	9,334
5.15% 3/19/29	22,382	22,901
Toyota Motor Credit Corp.:
1.9% 4/8/21	1,644	1,660
2.6% 1/11/22	6,575	6,751
2.7% 1/11/23	8,218	8,552
2.75% 5/17/21	2,136	2,176
3.35% 1/8/24	11,496	12,359
		480,330
Diversified Financial Services - 0.7%
AB Svensk Exportkredit 2.375% 3/9/22	4,602	4,760
Berkshire Hathaway Finance Corp.:
4.2% 8/15/48	9,754	12,110
5.75% 1/15/40	4,109	5,909
Berkshire Hathaway, Inc.:
3.125% 3/15/26	9,450	10,544
4.5% 2/11/43	1,644	2,157
BP Capital Markets America, Inc.:
3% 2/24/50	11,500	11,206
3.017% 1/16/27	7,807	8,370
3.224% 4/14/24	12,454	13,405
3.245% 5/6/22	6,369	6,653
4.5% 10/1/20	1,644	1,663
Brixmor Operating Partnership LP:
3.25% 9/15/23	3,854	3,813
3.9% 3/15/27	4,635	4,550
4.125% 6/15/26	6,204	6,331
4.125% 5/15/29	5,548	5,358
DH Europe Finance II SARL:
2.2% 11/15/24	6,790	7,096
2.6% 11/15/29	7,940	8,347
3.4% 11/15/49	8,600	9,551
Export Development Canada:
2.625% 2/21/24	9,580	10,360
2.75% 3/15/23	37,520	39,957
General Electric Capital Corp.:
4.65% 10/17/21	1,648	1,710
5.875% 1/14/38	3,677	4,107
6.15% 8/7/37	447	510
6.875% 1/10/39	942	1,134
KfW:
1.5% 6/15/21	24,538	24,837
1.875% 6/30/20	4,660	4,665
2% 10/4/22	20,692	21,501
2% 5/2/25	3,143	3,371
2.125% 3/7/22	6,724	6,942
2.125% 1/17/23	9,861	10,326
2.375% 12/29/22	27,223	28,666
2.5% 11/20/24	8,567	9,337
2.625% 2/28/24	16,765	18,162
2.75% 10/1/20	3,431	3,459
2.875% 4/3/28	12,622	14,655
3.125% 12/15/21	15,860	16,548
Landwirtschaftliche Rentenbank:
1.75% 7/27/26	6,985	7,441
2.5% 11/15/27	7,264	8,188
Voya Financial, Inc.:
3.65% 6/15/26	12,975	13,947
5.7% 7/15/43	3,082	3,836
		375,482
Insurance - 0.6%
ACE INA Holdings, Inc.:
3.35% 5/3/26	3,468	3,868
4.35% 11/3/45	3,287	4,216
AFLAC, Inc. 4% 10/15/46	3,107	3,448
Allstate Corp.:
3.28% 12/15/26	3,879	4,303
4.2% 12/15/46	6,212	7,610
American International Group, Inc.:
3.375% 8/15/20	4,746	4,772
3.75% 7/10/25	2,342	2,553
3.875% 1/15/35	2,219	2,416
3.9% 4/1/26	3,098	3,404
4.2% 4/1/28	15,243	16,938
4.5% 7/16/44	7,293	8,188
4.7% 7/10/35	4,766	5,593
4.75% 4/1/48	8,077	9,363
4.875% 6/1/22	7,396	7,957
6.4% 12/15/20	2,383	2,453
Aon PLC:
3.5% 6/14/24	1,644	1,777
4% 11/27/23	2,465	2,688
4.6% 6/14/44	1,315	1,577
4.75% 5/15/45	4,832	5,983
Baylor Scott & White Holdings 3.967% 11/15/46	2,055	2,511
Brighthouse Financial, Inc. 4.7% 6/22/47	7,807	6,877
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	5,844	5,956
3.6% 8/19/49	6,993	7,091
4.4% 3/15/48	7,979	9,166
Lincoln National Corp.:
3.625% 12/12/26	4,931	5,321
4.35% 3/1/48	2,500	2,644
Marsh & McLennan Companies, Inc.:
3.5% 6/3/24	1,561	1,682
3.875% 3/15/24	7,807	8,566
4.05% 10/15/23	5,568	6,072
4.2% 3/1/48	4,002	4,840
4.35% 1/30/47	2,301	2,731
4.375% 3/15/29	6,327	7,469
4.9% 3/15/49	7,643	10,185
MetLife, Inc.:
4.125% 8/13/42	5,130	5,878
4.6% 5/13/46	1,644	2,043
4.721% 12/15/44 (a)	4,109	5,052
5.875% 2/6/41	2,059	2,865
Principal Financial Group, Inc. 4.3% 11/15/46	6,575	7,533
Progressive Corp.:
2.45% 1/15/27	3,895	4,093
4.2% 3/15/48	4,550	5,876
Prudential Financial, Inc.:
3.878% 3/27/28	5,259	5,895
3.905% 12/7/47	452	480
3.935% 12/7/49	8,809	9,397
4.35% 2/25/50	6,377	7,281
4.418% 3/27/48	5,218	5,849
5.7% 12/14/36	312	410
The Chubb Corp. 6.5% 5/15/38	2,884	4,425
The Travelers Companies, Inc.:
4.3% 8/25/45	1,199	1,506
6.25% 6/15/37	6,862	10,131
Unum Group 4.5% 3/15/25	22,170	23,026
		281,958

TOTAL FINANCIALS		4,075,672

HEALTH CARE - 2.8%
Biotechnology - 0.5%
AbbVie, Inc.:
2.3% 5/14/21	2,244	2,277
2.6% 11/21/24 (b)	12,700	13,339
2.9% 11/6/22	4,684	4,906
2.95% 11/21/26 (b)	9,300	9,971
3.2% 11/21/29 (b)	15,900	17,036
3.25% 10/1/22 (b)	2,465	2,578
3.45% 3/15/22 (b)	14,812	15,411
3.6% 5/14/25	7,396	8,160
3.8% 3/15/25 (b)	7,248	7,983
4.05% 11/21/39 (b)	9,300	10,436
4.25% 11/14/28	6,812	7,916
4.25% 11/21/49 (b)	15,400	17,643
4.3% 5/14/36	5,144	5,942
4.4% 11/6/42	3,924	4,561
4.45% 5/14/46	5,753	6,658
4.55% 3/15/35 (b)	5,464	6,436
4.7% 5/14/45	10,828	12,929
4.75% 3/15/45 (b)	5,202	6,272
4.875% 11/14/48	4,790	5,907
Amgen, Inc.:
1.9% 2/21/25	6,700	6,933
2.6% 8/19/26	8,628	9,190
3.125% 5/1/25	1,644	1,803
3.375% 2/21/50	9,200	9,740
3.875% 11/15/21	6,537	6,768
4.4% 5/1/45	8,160	10,012
4.663% 6/15/51	10,250	13,345
Gilead Sciences, Inc.:
2.55% 9/1/20	3,895	3,916
3.65% 3/1/26	5,078	5,769
4.15% 3/1/47	10,223	12,875
4.75% 3/1/46	9,039	12,008
		258,720
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories:
3.75% 11/30/26	5,730	6,712
4.75% 11/30/36	3,698	4,893
4.9% 11/30/46	8,546	12,058
Becton, Dickinson & Co.:
3.363% 6/6/24	8,218	8,862
3.7% 6/6/27	16,485	18,433
4.685% 12/15/44	8,928	10,921
Boston Scientific Corp.:
3.45% 3/1/24	3,821	4,097
4% 3/1/29	8,875	10,067
4.7% 3/1/49	14,323	18,334
Danaher Corp. 4.375% 9/15/45	1,948	2,386
Medtronic Global Holdings SCA 3.35% 4/1/27	12,039	13,473
Medtronic, Inc. 4.625% 3/15/45	10,621	14,193
Stryker Corp.:
1.95% 6/15/30	7,650	7,612
2.9% 6/15/50	7,650	7,680
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	9,352	10,068
		149,789
Health Care Providers & Services - 1.1%
Aetna, Inc.:
2.8% 6/15/23	12,326	12,862
3.875% 8/15/47	4,300	4,716
4.125% 11/15/42	9,324	10,274
Allina Health System, Inc. 3.887% 4/15/49	5,451	5,800
Anthem, Inc.:
3.3% 1/15/23	1,644	1,745
3.65% 12/1/27	18,901	21,386
4.375% 12/1/47	3,698	4,488
4.55% 3/1/48	3,870	4,831
4.625% 5/15/42	2,136	2,624
4.65% 1/15/43	1,644	2,035
Cardinal Health, Inc. 4.368% 6/15/47	11,414	12,138
Children's Hospital Medical Center 4.268% 5/15/44	2,728	3,255
Cigna Corp.:
3% 7/15/23 (b)	8,218	8,673
3.75% 7/15/23	10,210	11,109
4.125% 11/15/25	8,099	9,228
4.375% 10/15/28	21,818	25,605
4.5% 2/25/26 (b)	9,582	11,110
4.8% 8/15/38	19,369	24,159
4.8% 7/15/46 (b)	6,245	7,808
4.9% 12/15/48	6,997	9,227
6.125% 11/15/41 (b)	2,465	3,547
CommonSpirit Health 4.35% 11/1/42	1,644	1,636
CVS Health Corp.:
2.8% 7/20/20	6,903	6,910
2.875% 6/1/26	6,164	6,607
3% 8/15/26	13,607	14,862
3.25% 8/15/29	14,445	15,618
3.7% 3/9/23	17,318	18,552
3.875% 7/20/25	3,829	4,257
4.1% 3/25/25	14,093	15,750
4.3% 3/25/28	19,640	22,394
4.875% 7/20/35	2,547	3,127
5.05% 3/25/48	22,516	28,907
5.125% 7/20/45	7,239	9,155
5.3% 12/5/43	3,609	4,592
HCA Holdings, Inc. 5.25% 6/15/49	14,240	16,764
Humana, Inc.:
3.125% 8/15/29	6,680	7,194
4.95% 10/1/44	2,055	2,663
Kaiser Foundation Hospitals:
3.266% 11/1/49	7,510	8,144
4.15% 5/1/47	5,384	6,674
4.875% 4/1/42	1,479	1,948
McKesson Corp.:
3.796% 3/15/24	4,109	4,475
4.883% 3/15/44	4,109	4,965
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	2,465	3,097
New York & Presbyterian Hospital:
4.024% 8/1/45	2,876	3,367
4.063% 8/1/56	2,161	2,530
NYU Hospitals Center 4.784% 7/1/44	6,245	7,218
Partners Healthcare System, Inc. 4.117% 7/1/55	2,876	3,448
UnitedHealth Group, Inc.:
1.25% 1/15/26	6,470	6,564
2% 5/15/30	3,000	3,089
2.375% 8/15/24	8,104	8,618
2.7% 7/15/20	4,931	4,944
2.875% 12/15/21	2,116	2,193
2.9% 5/15/50	6,490	6,741
3.375% 4/15/27	4,437	5,021
3.5% 6/15/23	7,314	7,946
3.7% 8/15/49	8,622	10,169
3.75% 7/15/25	2,876	3,288
3.75% 10/15/47	7,856	9,292
3.85% 6/15/28	9,540	11,341
3.875% 12/15/28	12,319	14,704
3.875% 8/15/59	6,802	8,179
4.2% 1/15/47	2,958	3,677
4.375% 3/15/42	9,697	12,116
4.75% 7/15/45	1,373	1,839
		541,195
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	13,412	14,432
3% 4/15/23	3,838	4,086
4.15% 2/1/24	3,598	4,008
5.3% 2/1/44	4,782	6,776
		29,302
Pharmaceuticals - 0.9%
AstraZeneca PLC:
4.375% 11/16/45	6,196	8,050
4.375% 8/17/48	10,164	13,345
6.45% 9/15/37	2,671	4,022
Bayer U.S. Finance II LLC:
2.75% 7/15/21 (b)	5,224	5,298
2.85% 4/15/25 (b)	3,143	3,258
3.95% 4/15/45 (b)	1,142	1,195
Bristol-Myers Squibb Co.:
2.875% 8/15/20 (b)	3,000	3,015
2.9% 7/26/24 (b)	9,355	10,099
3.2% 6/15/26 (b)	3,353	3,761
3.25% 8/1/42	2,301	2,609
3.4% 7/26/29 (b)	15,088	17,253
3.875% 8/15/25 (b)	9,500	10,795
4.125% 6/15/39 (b)	2,347	2,971
4.25% 10/26/49 (b)	9,963	13,100
4.35% 11/15/47 (b)	5,500	7,109
4.55% 2/20/48 (b)	15,000	20,060
5% 8/15/45 (b)	4,300	5,927
Eli Lilly & Co. 2.25% 5/15/50	17,730	16,684
GlaxoSmithKline Capital PLC 3% 6/1/24	9,580	10,383
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	5,932	8,979
Johnson & Johnson:
1.65% 3/1/21	3,098	3,127
2.45% 3/1/26	4,593	5,023
3.4% 1/15/38	7,667	8,931
3.5% 1/15/48	4,931	5,928
3.625% 3/3/37	3,287	3,924
4.5% 12/5/43	5,444	7,470
4.85% 5/15/41	3,500	4,937
Merck & Co., Inc.:
2.4% 9/15/22	1,644	1,712
2.9% 3/7/24	9,436	10,219
3.6% 9/15/42	1,644	1,970
3.7% 2/10/45	5,259	6,343
3.875% 1/15/21	822	833
3.9% 3/7/39	10,000	12,395
Mylan NV:
3.15% 6/15/21	1,644	1,674
3.95% 6/15/26	2,326	2,531
5.2% 4/15/48	2,465	2,820
5.25% 6/15/46	2,712	3,134
Novartis Capital Corp.:
1.75% 2/14/25	7,700	8,066
2.4% 5/17/22	9,533	9,886
2.4% 9/21/22	3,082	3,219
2.75% 8/14/50	11,300	11,874
3% 11/20/25	8,604	9,547
3.1% 5/17/27	4,841	5,400
3.7% 9/21/42	2,321	2,784
4% 11/20/45	4,306	5,446
Perrigo Finance PLC:
3.5% 3/15/21	1,446	1,448
4.375% 3/15/26	2,659	2,879
4.9% 12/15/44	1,946	1,937
Pfizer, Inc.:
2.7% 5/28/50	3,720	3,749
2.95% 3/15/24	3,863	4,246
3% 12/15/26	5,505	6,270
3.2% 9/15/23	10,452	11,349
3.45% 3/15/29	6,846	7,944
3.9% 3/15/39	5,177	6,241
4% 12/15/36	7,807	9,473
4.125% 12/15/46	2,703	3,383
4.2% 9/15/48	6,410	8,211
4.4% 5/15/44	3,443	4,485
7.2% 3/15/39	4,437	7,274
Shire Acquisitions Investments Ireland DAC:
2.4% 9/23/21	9,319	9,506
2.875% 9/23/23	7,765	8,189
3.2% 9/23/26	32,197	35,544
Zoetis, Inc.:
3.25% 2/1/23	4,109	4,290
3.95% 9/12/47	1,644	1,935
4.7% 2/1/43	1,068	1,367
		446,826

TOTAL HEALTH CARE		1,425,832

INDUSTRIALS - 1.9%
Aerospace & Defense - 0.5%
General Dynamics Corp.:
3% 5/11/21	4,766	4,882
3.375% 5/15/23	7,807	8,403
3.75% 5/15/28	7,724	8,939
4.25% 4/1/50	4,000	5,207
Lockheed Martin Corp.:
3.55% 1/15/26	6,245	7,131
4.09% 9/15/52	12,494	16,143
Northrop Grumman Corp.:
3.25% 1/15/28	6,903	7,650
3.85% 4/15/45	1,540	1,763
4.03% 10/15/47	15,474	18,749
4.75% 6/1/43	3,287	4,227
Raytheon Co.:
3.125% 10/15/20	1,644	1,659
3.15% 12/15/24	7,314	7,892
4.875% 10/15/40	822	1,006
Raytheon Technologies Corp.:
3.65% 8/16/23	544	590
3.75% 11/1/46	6,134	6,903
4.05% 5/4/47	1,915	2,259
4.125% 11/16/28	12,088	14,014
4.45% 11/16/38	4,360	5,252
4.5% 6/1/42	6,065	7,433
4.625% 11/16/48	10,853	14,063
5.7% 4/15/40	1,644	2,256
Rockwell Collins, Inc.:
2.8% 3/15/22	6,985	7,178
4.35% 4/15/47	5,424	6,204
The Boeing Co.:
2.125% 3/1/22	3,089	3,066
2.5% 3/1/25	3,780	3,598
2.7% 2/1/27	6,514	6,065
2.8% 3/1/23	4,060	4,009
2.95% 2/1/30	8,334	7,938
3.625% 3/1/48	3,287	2,752
3.65% 3/1/47	2,268	1,892
3.75% 2/1/50	12,700	11,048
4.875% 5/1/25	14,370	15,252
5.705% 5/1/40	6,830	7,476
5.805% 5/1/50	14,760	16,707
6.875% 3/15/39	2,712	3,186
		242,792
Air Freight & Logistics - 0.1%
FedEx Corp.:
3.2% 2/1/25	3,139	3,413
3.9% 2/1/35	4,848	5,060
4.4% 1/15/47	6,575	6,731
4.55% 4/1/46	1,233	1,285
4.95% 10/17/48	6,489	7,131
United Parcel Service, Inc.:
2.4% 11/15/26	6,164	6,603
3.4% 11/15/46	2,177	2,348
3.75% 11/15/47	5,078	5,795
4.25% 3/15/49	3,300	4,096
6.2% 1/15/38	2,055	3,002
		45,464
Airlines - 0.0%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	1,518	1,192
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29	5,477	4,906
Continental Airlines, Inc. 4% 4/29/26	2,606	2,307
United Airlines 2015-1 Class AA Pass Through Trust 3.45% 6/1/29	483	447
United Airlines Pass-through Trust equipment trust certificate 3.1% 1/7/30	6,741	6,154
		15,006
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25 (b)	10,400	10,416
2.493% 2/15/27 (b)	7,350	7,129
2.722% 2/15/30 (b)	12,800	12,204
3.377% 4/5/40 (b)	5,130	4,571
3.577% 4/5/50 (b)	11,600	10,434
		44,754
Commercial Services & Supplies - 0.1%
FMS Wertmanagement AoeR 1.375% 6/8/21	7,724	7,809
Republic Services, Inc.:
2.9% 7/1/26	3,468	3,758
3.2% 3/15/25	9,266	10,104
3.95% 5/15/28	8,628	9,921
Waste Management, Inc.:
2.4% 5/15/23	4,355	4,590
2.9% 9/15/22	5,485	5,735
4.15% 7/15/49	10,538	12,907
		54,824
Electrical Equipment - 0.0%
Eaton Corp.:
2.75% 11/2/22	4,705	4,922
4% 11/2/32	1,561	1,775
4.15% 11/2/42	1,561	1,843
		8,540
Industrial Conglomerates - 0.3%
3M Co.:
2% 6/26/22	3,287	3,378
2.375% 8/26/29	9,127	9,662
2.65% 4/15/25	3,738	4,035
2.875% 10/15/27	3,287	3,686
3.05% 4/15/30	3,013	3,362
3.125% 9/19/46	2,268	2,424
3.25% 8/26/49	7,032	7,799
3.7% 4/15/50	3,719	4,484
Covidien International Finance SA 3.2% 6/15/22	1,767	1,854
General Electric Co.:
3.45% 5/1/27	3,850	3,812
3.625% 5/1/30	4,820	4,767
4.25% 5/1/40	2,850	2,775
4.35% 5/1/50	3,820	3,711
4.5% 3/11/44	24,957	24,806
Honeywell International, Inc.:
1.35% 6/1/25	8,400	8,572
1.95% 6/1/30	9,100	9,312
2.5% 11/1/26	5,884	6,435
2.8% 6/1/50	8,450	8,861
3.812% 11/21/47	1,151	1,359
Roper Technologies, Inc.:
2.8% 12/15/21	5,432	5,584
3.8% 12/15/26	6,985	7,819
		128,497
Machinery - 0.3%
Caterpillar Financial Services Corp.:
1.7% 8/9/21	7,716	7,821
2.4% 6/6/22	8,218	8,545
2.4% 8/9/26	2,342	2,462
2.85% 6/1/22	3,287	3,422
3.45% 5/15/23	11,504	12,512
Caterpillar, Inc.:
2.6% 6/26/22	4,931	5,104
3.25% 9/19/49	13,670	15,105
3.803% 8/15/42	2,055	2,433
5.3% 9/15/35	5,753	7,672
Deere & Co.:
2.875% 9/7/49	9,910	10,287
5.375% 10/16/29	822	1,056
Fortive Corp. 2.35% 6/15/21	5,424	5,474
Ingersoll-Rand Luxembourg Finance SA:
3.8% 3/21/29	11,793	13,070
4.65% 11/1/44	4,931	5,636
Otis Worldwide Corp.:
2.565% 2/15/30 (b)	11,000	11,112
3.362% 2/15/50 (b)	8,370	8,426
Parker Hannifin Corp.:
3.25% 3/1/27	4,643	4,956
4% 6/14/49	4,890	5,515
4.1% 3/1/47	4,651	5,237
		135,845
Professional Services - 0.0%
Thomson Reuters Corp. 3.35% 5/15/26	5,753	6,104
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,301	2,433
3.05% 3/15/22	8,218	8,545
3.05% 2/15/51	3,620	3,754
3.25% 6/15/27	6,164	6,911
3.55% 2/15/50	5,000	5,575
3.9% 8/1/46	3,813	4,476
4.05% 6/15/48	13,835	16,766
4.125% 6/15/47	2,342	2,797
4.15% 4/1/45	1,397	1,689
4.375% 9/1/42	3,698	4,502
4.55% 9/1/44	2,465	3,066
4.9% 4/1/44	3,287	4,246
Canadian National Railway Co.:
2.45% 5/1/50	13,710	13,240
2.85% 12/15/21	4,109	4,207
3.2% 8/2/46	2,712	2,981
CSX Corp.:
3.25% 6/1/27	4,109	4,535
3.4% 8/1/24	3,800	4,136
3.8% 11/1/46	4,701	5,181
3.95% 5/1/50	2,938	3,528
4.1% 3/15/44	5,568	6,411
4.5% 3/15/49	7,971	10,118
4.75% 11/15/48	4,758	6,106
Norfolk Southern Corp.:
3% 4/1/22	6,164	6,370
3.25% 12/1/21	4,109	4,234
3.65% 8/1/25	9,861	10,971
3.95% 10/1/42	1,561	1,757
4.05% 8/15/52	7,096	8,216
4.65% 1/15/46	2,678	3,363
Union Pacific Corp.:
2.15% 2/5/27	7,400	7,765
2.75% 3/1/26	5,473	5,903
3% 4/15/27	4,109	4,496
3.25% 2/5/50	11,090	11,731
3.35% 8/15/46	3,879	4,039
3.6% 9/15/37	2,712	2,971
3.7% 3/1/29	7,544	8,614
3.799% 10/1/51	2,301	2,677
3.839% 3/20/60	11,556	13,147
		221,457
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.625% 7/1/22	7,741	7,336
2.75% 1/15/23	8,218	7,480
3.375% 6/1/21	11,524	11,097
3.625% 12/1/27	7,855	6,965
3.75% 2/1/22	3,139	2,994
4.25% 2/1/24	10,816	10,146
		46,018

TOTAL INDUSTRIALS		949,301

INFORMATION TECHNOLOGY - 2.2%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
1.85% 9/20/21	8,300	8,452
2.2% 9/20/23	6,171	6,561
2.5% 9/20/26	4,109	4,555
3.5% 6/15/25	3,509	4,009
5.9% 2/15/39	10,203	14,940
		38,517
Electronic Equipment & Components - 0.2%
Corning, Inc.:
3.9% 11/15/49	5,000	5,279
4.75% 3/15/42	4,109	4,665
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4% 7/15/24 (b)	9,450	9,820
4.42% 6/15/21 (b)	14,101	14,365
4.9% 10/1/26 (b)	7,765	8,391
5.3% 10/1/29 (b)	20,684	22,487
6.02% 6/15/26 (b)	13,263	14,980
8.1% 7/15/36 (b)	4,390	5,318
8.35% 7/15/46 (b)	9,871	12,512
Tyco Electronics Group SA:
3.45% 8/1/24	2,999	3,247
7.125% 10/1/37	2,034	2,961
		104,025
IT Services - 0.5%
Fiserv, Inc.:
3.5% 7/1/29	9,101	10,044
4.4% 7/1/49	12,118	14,707
IBM Corp.:
1.95% 5/15/30	11,485	11,470
2.5% 1/27/22	6,410	6,635
2.95% 5/15/50	11,385	11,464
3% 5/15/24	9,867	10,659
3.5% 5/15/29	13,939	15,919
3.625% 2/12/24	8,218	9,062
4.25% 5/15/49	8,909	10,954
4.7% 2/19/46	4,068	5,356
IBM Credit LLC 2.2% 9/8/22	7,396	7,673
MasterCard, Inc.:
3.3% 3/26/27	5,942	6,738
3.35% 3/26/30	8,268	9,570
3.8% 11/21/46	3,123	3,881
3.85% 3/26/50	14,640	18,559
PayPal Holdings, Inc.:
1.65% 6/1/25	11,230	11,502
2.3% 6/1/30	13,000	13,418
The Western Union Co. 2.85% 1/10/25	9,000	9,288
Visa, Inc.:
1.9% 4/15/27	11,780	12,330
2.05% 4/15/30	15,270	15,977
2.2% 12/14/20	4,684	4,723
2.7% 4/15/40	9,800	10,391
2.75% 9/15/27	9,795	10,871
3.15% 12/14/25	7,404	8,319
4.3% 12/14/45	5,457	7,199
		256,709
Semiconductors & Semiconductor Equipment - 0.3%
Applied Materials, Inc. 4.35% 4/1/47	10,617	13,747
Broadcom Corp./Broadcom Cayman LP:
3.5% 1/15/28	5,753	5,896
3.875% 1/15/27	6,656	7,003
Broadcom, Inc.:
3.459% 9/15/26 (b)	10,373	10,653
4.75% 4/15/29 (b)	14,053	15,396
Intel Corp.:
2.35% 5/11/22	13,970	14,541
2.45% 11/15/29	8,500	9,109
3.25% 11/15/49	8,600	9,569
3.3% 10/1/21	12,326	12,828
3.734% 12/8/47	2,684	3,149
4.1% 5/19/46	5,753	7,033
4.1% 5/11/47	1,972	2,464
Lam Research Corp. 2.875% 6/15/50	12,050	12,202
NVIDIA Corp.:
2.85% 4/1/30	8,900	9,779
3.5% 4/1/50	4,950	5,620
Qualcomm, Inc.:
2.6% 1/30/23	6,164	6,475
4.3% 5/20/47	8,300	10,147
Texas Instruments, Inc. 4.15% 5/15/48	5,717	7,508
		163,119
Software - 0.7%
Microsoft Corp.:
1.55% 8/8/21	16,567	16,797
2.4% 2/6/22	23,010	23,799
2.525% 6/1/50 (d)	33,263	33,754
2.675% 6/1/60 (d)	718	665
2.7% 2/12/25	14,114	15,440
2.875% 2/6/24	9,580	10,379
3.45% 8/8/36	5,013	5,913
3.625% 12/15/23	21,489	23,838
3.7% 8/8/46	26,418	32,964
3.95% 8/8/56 (e)	3,391	4,427
4.1% 2/6/37 (e)	9,152	11,633
Oracle Corp.:
1.9% 9/15/21	6,903	7,026
2.5% 5/15/22	7,889	8,165
2.5% 4/1/25	8,860	9,417
2.625% 2/15/23	8,218	8,664
2.65% 7/15/26	7,396	8,010
2.95% 5/15/25	4,109	4,484
2.95% 4/1/30	11,770	12,914
3.25% 11/15/27	14,053	15,710
3.4% 7/8/24	3,883	4,260
3.6% 4/1/50	12,810	14,271
3.85% 7/15/36	8,325	9,632
3.85% 4/1/60	10,060	11,492
4% 7/15/46	8,054	9,360
4% 11/15/47	9,379	11,017
4.125% 5/15/45	2,465	2,893
4.3% 7/8/34	3,184	3,905
5.375% 7/15/40	10,272	13,928
		334,757
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.:
2.1% 9/12/22	6,985	7,246
2.15% 2/9/22	4,109	4,237
2.25% 2/23/21	12,326	12,480
2.3% 5/11/22	6,575	6,823
2.4% 1/13/23	24,653	25,914
2.45% 8/4/26	16,928	18,460
2.7% 5/13/22	5,464	5,715
2.9% 9/12/27	11,546	12,927
2.95% 9/11/49	21,980	23,744
3% 11/13/27	8,218	9,248
3.2% 5/13/25	8,620	9,685
3.2% 5/11/27	4,577	5,163
3.75% 11/13/47	5,732	6,924
3.85% 5/4/43	10,683	13,148
4.25% 2/9/47	2,055	2,676
4.375% 5/13/45	3,854	5,049
4.5% 2/23/36	7,609	9,919
4.65% 2/23/46	4,643	6,381
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (a)	5,859	5,910
4.9% 10/15/25 (a)	8,013	9,017
6.2% 10/15/35 (a)	3,197	3,801
6.35% 10/15/45 (a)	1,545	1,822
HP, Inc.:
4.3% 6/1/21	2,285	2,360
6% 9/15/41	1,233	1,376
Xerox Corp. 4.5% 5/15/21	3,287	3,296
		213,321

TOTAL INFORMATION TECHNOLOGY		1,110,448

MATERIALS - 0.6%
Chemicals - 0.5%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	4,950	5,083
2.05% 5/15/30	5,400	5,599
2.7% 5/15/40	4,650	4,820
2.8% 5/15/50	5,530	5,785
DuPont de Nemours, Inc.:
4.205% 11/15/23	11,669	12,689
4.725% 11/15/28	14,089	16,736
5.319% 11/15/38	8,750	11,060
Eastman Chemical Co. 4.65% 10/15/44	2,465	2,747
Ecolab, Inc.:
2.7% 11/1/26	5,424	5,938
3.95% 12/1/47	2,736	3,324
5.5% 12/8/41	335	444
LYB International Finance BV:
4% 7/15/23	4,622	4,892
4.875% 3/15/44	4,807	5,499
LYB International Finance II BV 3.5% 3/2/27	20,109	21,509
LyondellBasell Industries NV 4.625% 2/26/55	3,073	3,295
Nutrien Ltd.:
4% 12/15/26	9,368	10,401
4.2% 4/1/29	4,251	4,834
5% 4/1/49	7,399	9,103
5.25% 1/15/45	2,876	3,467
5.625% 12/1/40	1,479	1,740
Praxair, Inc.:
2.2% 8/15/22	1,644	1,700
2.45% 2/15/22	3,821	3,926
3.2% 1/30/26	5,210	5,807
3.55% 11/7/42	1,644	1,825
Sherwin-Williams Co.:
2.75% 6/1/22	190	195
3.45% 6/1/27	18,217	20,017
3.8% 8/15/49	3,020	3,303
4.5% 6/1/47	7,010	8,338
The Dow Chemical Co.:
3.15% 5/15/24	5,930	6,219
3.625% 5/15/26	6,083	6,599
4.375% 11/15/42	4,006	4,401
4.8% 11/30/28	7,026	8,095
4.8% 5/15/49	6,323	7,395
9.4% 5/15/39	2,465	4,060
The Mosaic Co.:
4.05% 11/15/27	4,733	4,815
4.25% 11/15/23	8,947	9,203
5.625% 11/15/43	3,082	3,149
Westlake Chemical Corp. 5% 8/15/46	1,644	1,639
		239,651
Containers & Packaging - 0.0%
International Paper Co.:
3.65% 6/15/24	3,883	4,253
3.8% 1/15/26	2,367	2,619
4.4% 8/15/47	7,146	7,973
5.15% 5/15/46	1,488	1,769
		16,614
Metals & Mining - 0.1%
Barrick Gold Corp. 5.25% 4/1/42	3,698	4,839
BHP Billiton Financial (U.S.A.) Ltd.:
2.875% 2/24/22	4,732	4,911
5% 9/30/43	2,465	3,425
Newmont Corp. 5.45% 6/9/44	5,269	6,959
Nucor Corp.:
4% 8/1/23	2,465	2,675
5.2% 8/1/43	3,287	4,135
Rio Tinto Finance (U.S.A.) Ltd.:
3.75% 6/15/25	17,503	19,970
7.125% 7/15/28	1,644	2,265
Southern Copper Corp.:
3.875% 4/23/25	3,016	3,212
5.25% 11/8/42	4,746	5,298
Vale SA 5.625% 9/11/42	5,424	5,988
		63,677

TOTAL MATERIALS		319,942

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Alexandria Real Estate Equities, Inc.:
3.9% 6/15/23	4,643	4,961
4.85% 4/15/49	9,470	11,546
American Tower Corp.:
3.55% 7/15/27	7,026	7,704
3.7% 10/15/49	5,000	5,536
Boston Properties, Inc.:
2.75% 10/1/26	5,753	5,926
3.125% 9/1/23	1,561	1,632
4.125% 5/15/21	1,725	1,761
Duke Realty LP:
3.625% 4/15/23	2,260	2,348
3.75% 12/1/24	4,725	5,044
ERP Operating LP:
3% 4/15/23	1,540	1,591
3.25% 8/1/27	10,670	11,317
4.625% 12/15/21	4,684	4,907
Federal Realty Investment Trust 3% 8/1/22	3,904	3,917
HCP, Inc.:
3% 1/15/30	10,280	9,982
3.4% 2/1/25	6,575	6,855
3.875% 8/15/24	6,225	6,653
Kimco Realty Corp.:
3.8% 4/1/27	3,287	3,334
4.125% 12/1/46	8,218	7,125
4.45% 9/1/47	4,256	3,918
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	6,575	6,620
4.5% 1/15/25	6,582	6,647
4.5% 4/1/27	7,807	7,521
Prologis LP 3.25% 10/1/26	3,829	4,224
Simon Property Group LP:
2.625% 6/15/22	6,516	6,499
3.25% 9/13/49	9,580	7,788
3.375% 12/1/27	16,398	16,114
Ventas Realty LP:
3.125% 6/15/23	5,189	5,156
3.25% 10/15/26	2,876	2,778
3.5% 2/1/25	3,287	3,272
3.85% 4/1/27	7,807	7,717
4% 3/1/28	17,796	17,583
4.125% 1/15/26	1,192	1,199
4.375% 2/1/45	2,465	2,175
4.875% 4/15/49	2,340	2,231
Weingarten Realty Investors 3.5% 4/15/23	3,123	3,156
Welltower, Inc.:
3.75% 3/15/23	7,117	7,366
4.95% 9/1/48	8,218	8,401
		222,504
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP 3.95% 2/15/23	3,123	3,168
CBRE Group, Inc. 4.875% 3/1/26	4,684	5,057
Digital Realty Trust LP 3.7% 8/15/27	6,575	7,329
Mack-Cali Realty LP:
3.15% 5/15/23	3,863	3,322
4.5% 4/18/22	3,459	3,114
Tanger Properties LP:
3.75% 12/1/24	5,342	4,880
3.875% 7/15/27	5,095	4,376
		31,246

TOTAL REAL ESTATE		253,750

UTILITIES - 1.9%
Electric Utilities - 1.3%
Alabama Power Co.:
3.7% 12/1/47	4,841	5,395
3.75% 3/1/45	822	913
4.15% 8/15/44	3,821	4,503
4.3% 7/15/48	4,832	5,902
5.2% 6/1/41	3,164	3,807
AmerenUE 3.9% 9/15/42	3,041	3,535
American Electric Power Co., Inc.:
2.95% 12/15/22	3,287	3,427
4.3% 12/1/28	14,373	16,639
Appalachian Power Co.:
4.45% 6/1/45	4,931	5,776
4.5% 3/1/49	7,510	8,947
Baltimore Gas & Electric Co.:
3.35% 7/1/23	2,342	2,497
3.5% 8/15/46	2,055	2,226
Carolina Power & Light Co. 2.8% 5/15/22	3,574	3,714
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,561	1,738
Cincinnati Gas & Electric Co. 4.3% 2/1/49	19,306	24,331
Cleco Corporate Holdings LLC 3.743% 5/1/26	4,651	4,817
Commonwealth Edison Co.:
3.1% 11/1/24	8,218	8,761
3.2% 11/15/49	14,000	14,895
3.4% 9/1/21	822	841
3.65% 6/15/46	2,350	2,658
3.7% 3/1/45	2,547	2,876
3.75% 8/15/47	5,054	5,863
4% 3/1/48	5,613	6,713
4% 3/1/49	4,926	5,954
Detroit Edison Co. 2.65% 6/15/22	6,575	6,793
DTE Electric Co. 3.95% 3/1/49	3,000	3,625
Duke Energy Carolinas LLC:
2.95% 12/1/26	4,931	5,457
3.2% 8/15/49	6,564	7,104
3.75% 6/1/45	1,644	1,901
3.875% 3/15/46	3,204	3,786
4% 9/30/42	3,082	3,658
Duke Energy Corp.:
1.8% 9/1/21	12,705	12,856
2.45% 6/1/30	5,400	5,560
2.65% 9/1/26	10,971	11,742
3.75% 4/15/24	4,931	5,410
3.75% 9/1/46	7,503	8,275
3.95% 10/15/23	2,008	2,193
4.2% 6/15/49	7,780	9,252
4.8% 12/15/45	2,292	2,891
Duke Energy Progress, Inc.:
4.15% 12/1/44	1,479	1,807
4.375% 3/30/44	1,644	2,042
Edison International 2.95% 3/15/23	6,730	6,864
Entergy Corp.:
2.95% 9/1/26	3,863	4,213
4% 7/15/22	5,457	5,748
Entergy, Inc. 4% 3/30/29	6,486	7,398
Eversource Energy:
2.9% 10/1/24	7,026	7,511
3.35% 3/15/26	5,432	5,780
3.45% 1/15/50	3,670	3,815
Exelon Corp.:
3.95% 6/15/25	16,151	18,062
5.1% 6/15/45	904	1,152
FirstEnergy Corp.:
3.4% 3/1/50	3,000	3,164
3.9% 7/15/27	6,985	7,835
4.85% 7/15/47	3,861	4,862
Florida Power & Light Co.:
3.125% 12/1/25	4,191	4,656
3.15% 10/1/49	5,748	6,439
3.25% 6/1/24	3,883	4,241
4.05% 10/1/44	4,453	5,497
4.125% 6/1/48	10,108	13,012
Florida Power Corp. 3.4% 10/1/46	2,055	2,279
Indiana Michigan Power Co. 3.2% 3/15/23	2,280	2,395
Interstate Power and Light Co. 2.3% 6/1/30	11,432	11,540
Northern States Power Co.:
2.9% 3/1/50	9,810	10,336
3.4% 8/15/42	1,644	1,869
4.125% 5/15/44	3,698	4,546
NSTAR Electric Co. 3.2% 5/15/27	6,286	6,900
Oncor Electric Delivery Co. LLC:
3.1% 9/15/49	15,729	17,046
3.8% 9/30/47	8,000	9,622
PacifiCorp:
3.6% 4/1/24	3,287	3,597
4.125% 1/15/49	11,061	13,435
4.15% 2/15/50	3,000	3,738
6% 1/15/39	5,089	7,160
Potomac Electric Power Co. 6.5% 11/15/37	3,128	4,522
PPL Capital Funding, Inc.:
3.1% 5/15/26	6,575	7,008
3.4% 6/1/23	2,199	2,301
4.2% 6/15/22	1,644	1,742
4.7% 6/1/43	1,479	1,679
PPL Electric Utilities Corp.:
3% 10/1/49	10,921	11,439
4.15% 10/1/45	2,876	3,439
Progress Energy, Inc. 6% 12/1/39	4,274	5,667
Public Service Co. of Colorado:
2.9% 5/15/25	9,039	9,706
3.8% 6/15/47	3,805	4,416
Public Service Electric & Gas Co.:
2.45% 1/15/30	8,350	8,820
3.15% 1/1/50	9,450	10,326
3.65% 9/1/42	2,321	2,679
4% 6/1/44	4,109	4,848
Puget Sound Energy, Inc. 4.3% 5/20/45	5,268	6,370
Southern California Edison Co. 4% 4/1/47	8,218	9,058
Southern Co.:
2.35% 7/1/21	5,424	5,517
3.25% 7/1/26	9,039	9,957
4.4% 7/1/46	6,015	7,210
Tampa Electric Co.:
4.45% 6/15/49	9,627	12,163
6.15% 5/15/37	5,144	6,800
Virginia Electric & Power Co.:
3.1% 5/15/25	3,287	3,563
3.3% 12/1/49	6,000	6,656
3.45% 2/15/24	2,260	2,423
3.8% 4/1/28	12,253	14,082
3.8% 9/15/47	6,747	7,945
4.2% 5/15/45	1,972	2,393
4.45% 2/15/44	2,260	2,831
4.6% 12/1/48	5,818	7,580
6% 5/15/37	1,644	2,323
Wisconsin Electric Power Co. 4.25% 6/1/44	3,863	4,384
Xcel Energy, Inc.:
2.6% 3/15/22	11,423	11,701
3.35% 12/1/26	2,465	2,738
		650,078
Gas Utilities - 0.1%
Dominion Gas Holdings LLC:
2.5% 11/15/24	9,120	9,555
3.9% 11/15/49	10,000	10,158
Southern California Gas Co. 2.6% 6/15/26	10,872	11,660
Southern Co. Gas Capital Corp. 3.95% 10/1/46	11,111	11,883
		43,256
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.7% 6/15/21	7,117	7,211
4.75% 6/15/46	4,281	4,852
		12,063
Multi-Utilities - 0.5%
Ameren Illinois Co. 4.5% 3/15/49	6,200	8,146
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	8,218	9,222
3.7% 7/15/30 (b)	8,229	9,461
3.8% 7/15/48	8,218	9,505
4.25% 10/15/50 (b)	4,686	5,879
4.5% 2/1/45	5,464	6,754
5.15% 11/15/43	1,356	1,819
CenterPoint Energy, Inc.:
2.5% 9/1/22	12,210	12,588
3.7% 9/1/49	5,000	5,266
CMS Energy Corp. 4.875% 3/1/44	4,109	5,167
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	2,350	2,646
4.45% 6/15/20	1,644	1,646
4.45% 3/15/44	6,575	7,950
4.5% 5/15/58	7,790	9,664
4.65% 12/1/48	8,604	10,914
5.5% 12/1/39	2,055	2,759
Consolidated Edison, Inc. 2% 5/15/21	4,536	4,594
Consumers Energy Co. 2.85% 5/15/22	5,464	5,677
Delmarva Power & Light Co. 4% 6/1/42	3,287	3,599
Dominion Energy, Inc.:
3.9% 10/1/25	10,601	11,802
4.9% 8/1/41	1,644	1,954
DTE Energy Co.:
2.85% 10/1/26	4,931	5,149
3.8% 3/15/27	11,102	11,948
NiSource Finance Corp.:
4.8% 2/15/44	4,520	5,391
6.25% 12/15/40	2,016	2,863
NiSource, Inc.:
3.49% 5/15/27	6,286	7,019
3.95% 3/30/48	8,218	9,241
4.375% 5/15/47	3,928	4,670
Puget Energy, Inc.:
3.65% 5/15/25	6,632	6,793
4.1% 6/15/30 (b)	11,800	12,501
San Diego Gas & Electric Co. 4.5% 8/15/40	822	986
Sempra Energy:
2.875% 10/1/22	2,465	2,544
2.9% 2/1/23	2,441	2,540
3.25% 6/15/27	5,013	5,350
3.8% 2/1/38	6,970	7,470
4% 2/1/48	18,112	20,271
4.05% 12/1/23	4,109	4,462
6% 10/15/39	822	1,096
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.5049% 5/15/67 (a)(c)	3,475	2,802
		250,108

TOTAL UTILITIES		955,505

TOTAL NONCONVERTIBLE BONDS
(Cost $11,952,525)		12,951,013

U.S. Government and Government Agency Obligations - 43.1%
U.S. Government Agency Obligations - 1.1%
Fannie Mae:
0.625% 4/22/25	$35,077	$35,261
1.25% 8/17/21	24,908	25,231
1.5% 11/30/20	14,879	14,976
1.625% 10/15/24	18,450	19,384
1.75% 7/2/24	23,719	25,041
1.875% 4/5/22	26,500	27,323
1.875% 9/24/26	10,971	11,776
2% 10/5/22	30,299	31,557
2.125% 4/24/26	3,287	3,573
2.375% 1/19/23	24,595	25,989
2.625% 9/6/24	3,287	3,598
2.875% 9/12/23	6,327	6,864
Federal Home Loan Bank:
0.5% 4/14/25	45,945	45,980
1.125% 7/14/21	10,905	11,020
1.375% 2/18/21	16,685	16,825
1.5% 8/15/24	4,070	4,261
1.875% 11/29/21	15,755	16,159
2% 9/9/22	31,225	32,444
2.5% 2/13/24	4,090	4,408
2.625% 10/1/20	14,300	14,417
3% 10/12/21	8,015	8,323
3.25% 11/16/28	19,480	23,190
5.5% 7/15/36	1,230	1,916
Freddie Mac:
2.375% 1/13/22	10,683	11,058
2.75% 6/19/23	19,899	21,413
6.25% 7/15/32	6,327	9,974
6.75% 3/15/31	21,366	33,658
Tennessee Valley Authority:
0.75% 5/15/25	28,340	28,597
5.25% 9/15/39	16,435	24,559
5.375% 4/1/56	4,434	7,559

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		546,334

U.S. Treasury Obligations - 42.0%
U.S. Treasury Bonds:
1.25% 5/15/50	46,153	44,235
2% 2/15/50	69,355	79,284
2.25% 8/15/46	52,585	62,218
2.25% 8/15/49	116,951	140,287
2.375% 11/15/49	193,269	238,174
2.5% 2/15/45	187,608	230,883
2.5% 2/15/46	164,098	202,751
2.5% 5/15/46	114,170	141,240
2.75% 11/15/42	1,103	1,407
2.75% 8/15/47	81,353	106,077
2.75% 11/15/47	28,613	37,361
2.875% 5/15/43	92,428	120,423
2.875% 8/15/45	44,038	57,924
2.875% 11/15/46	101,020	134,084
3% 11/15/44	79,671	106,469
3% 5/15/45	183,190	245,496
3% 11/15/45	16,876	22,700
3% 2/15/47	108,431	147,419
3% 5/15/47	38,686	52,624
3% 2/15/48	37,708	51,522
3% 2/15/49	9,368	12,901
3.125% 2/15/43	64,871	87,702
3.125% 8/15/44	101,180	137,727
3.125% 5/15/48	10,632	14,869
3.375% 5/15/44	152,619	215,395
3.375% 11/15/48	19,591	28,727
3.625% 8/15/43	67,582	98,461
3.625% 2/15/44	42,956	62,772
3.75% 11/15/43	93,982	139,619
3.875% 8/15/40	55,027	81,869
4.25% 5/15/39	6,605	10,205
4.25% 11/15/40	667	1,040
4.375% 2/15/38	21,678	33,669
4.375% 11/15/39	82	129
4.375% 5/15/40	6,574	10,385
4.375% 5/15/41	24,139	38,321
4.5% 2/15/36 (f)	20,970	32,103
4.5% 5/15/38	49,398	77,845
4.5% 8/15/39	45,277	72,029
4.625% 2/15/40	17,668	28,621
4.75% 2/15/37	66,242	105,767
4.75% 2/15/41	9,929	16,433
5% 5/15/37	320,106	525,287
5.375% 2/15/31	43,940	65,475
6.25% 5/15/30 (f)	50,255	77,640
U.S. Treasury Notes:
0.125% 4/30/22	354,845	354,651
0.375% 3/31/22	136,409	136,921
0.5% 3/31/25	371,855	375,385
0.625% 5/15/30	167,098	166,628
1.125% 6/30/21	58,378	58,960
1.125% 7/31/21	222	224
1.125% 8/31/21	56,217	56,867
1.125% 9/30/21	51,222	51,858
1.125% 2/28/22	18,404	18,710
1.125% 2/28/27	168,691	175,900
1.25% 3/31/21	23,024	23,224
1.25% 10/31/21	36,708	37,262
1.25% 7/31/23	61,057	63,075
1.25% 8/31/24	75,639	78,800
1.375% 4/30/21	70,655	71,412
1.375% 5/31/21	52,905	53,521
1.375% 1/31/22	313,600	319,835
1.375% 10/15/22	28,344	29,146
1.375% 6/30/23	53,472	55,406
1.375% 8/31/23	6,520	6,766
1.375% 9/30/23	65,010	67,524
1.375% 1/31/25	461,383	484,506
1.375% 8/31/26	48,197	50,955
1.5% 6/15/20	1	1
1.5% 7/15/20	2,758	2,762
1.5% 9/30/21	139,514	141,939
1.5% 10/31/21	213,915	217,884
1.5% 11/30/21	213,298	217,497
1.5% 1/31/22	3,591	3,670
1.5% 8/15/22	27,304	28,102
1.5% 1/15/23	11,120	11,504
1.5% 2/28/23	12,368	12,813
1.5% 3/31/23	74,764	77,544
1.5% 9/30/24	200,647	211,283
1.5% 10/31/24	228,411	240,688
1.5% 11/30/24	97,696	103,062
1.5% 8/15/26	217,512	231,548
1.5% 1/31/27	86,404	92,203
1.5% 2/15/30	478,474	517,200
1.625% 11/30/20	16,001	16,114
1.625% 6/30/21	0	0
1.625% 12/31/21	318,828	326,076
1.625% 8/31/22	77,394	79,903
1.625% 11/15/22	206,208	213,506
1.625% 4/30/23	38,943	40,562
1.625% 5/31/23	42,756	44,580
1.625% 10/31/23	77,386	81,110
1.625% 2/15/26	41,318	44,177
1.625% 5/15/26	4,610	4,936
1.625% 11/30/26	47,365	50,886
1.625% 8/15/29	4,729	5,160
1.75% 7/31/21	245,675	250,128
1.75% 11/30/21	311,267	318,574
1.75% 3/31/22	96,146	98,914
1.75% 5/31/22	65,215	67,258
1.75% 6/15/22	86,678	89,474
1.75% 6/30/22	22,434	23,169
1.75% 7/15/22	61,392	63,438
1.75% 9/30/22	23,659	24,526
1.75% 1/31/23	21,070	21,947
1.75% 6/30/24	55,355	58,724
1.75% 7/31/24	185,784	197,258
1.75% 12/31/24	370,812	395,523
1.75% 12/31/26	138,842	150,367
1.75% 11/15/29	15,116	16,685
1.875% 11/30/21	66,777	68,477
1.875% 1/31/22	45,082	46,350
1.875% 2/28/22	108,292	111,498
1.875% 3/31/22	109,147	112,540
1.875% 4/30/22	100,099	103,344
1.875% 5/31/22	13,177	13,625
1.875% 7/31/22	115,006	119,215
1.875% 8/31/22	57,252	59,448
1.875% 9/30/22	64,919	67,483
1.875% 10/31/22	22,516	23,437
1.875% 6/30/26	27,426	29,805
2% 11/30/20	26,223	26,457
2% 2/28/21	21,678	21,973
2% 5/31/21	33,109	33,705
2% 8/31/21	88,997	91,006
2% 10/31/21	24,406	25,034
2% 12/31/21	2,806	2,887
2% 7/31/22	39,494	41,055
2% 11/30/22	121,629	127,136
2% 4/30/24	48,065	51,358
2% 5/31/24	81,133	86,783
2% 6/30/24	80,393	86,093
2% 2/15/25	2,987	3,225
2% 8/15/25	29,699	32,236
2% 11/15/26	38,758	42,545
2.125% 1/31/21	2,515	2,547
2.125% 5/31/21	4	4
2.125% 6/30/21	5,966	6,090
2.125% 8/15/21	74,575	76,297
2.125% 9/30/21	35,862	36,785
2.125% 12/31/21	13,107	13,509
2.125% 5/15/22	32,876	34,127
2.125% 6/30/22	33,503	34,864
2.125% 12/31/22	113,855	119,544
2.125% 11/30/23	95,579	101,934
2.125% 2/29/24	43,241	46,290
2.125% 3/31/24	337,874	362,172
2.125% 7/31/24	10,259	11,052
2.125% 9/30/24	73,836	79,708
2.125% 11/30/24	45,312	49,043
2.125% 5/15/25	47,954	52,206
2.25% 3/31/21	32,151	32,700
2.25% 4/30/21	5,318	5,418
2.25% 7/31/21	26,042	26,663
2.25% 4/15/22	29,591	30,734
2.25% 12/31/23	2,408	2,582
2.25% 1/31/24	62,471	67,090
2.25% 4/30/24	215,092	231,896
2.25% 10/31/24	110,059	119,577
2.25% 11/15/24	70,614	76,771
2.25% 12/31/24	64,402	70,135
2.25% 11/15/25	87,313	96,153
2.25% 2/15/27	188,386	210,462
2.25% 8/15/27	611,495	687,215
2.25% 11/15/27	249,265	280,881
2.375% 3/15/21	56,546	57,523
2.375% 4/15/21	28,133	28,667
2.375% 3/15/22	133,757	139,014
2.375% 1/31/23	34,687	36,707
2.375% 2/29/24	233,484	252,136
2.375% 8/15/24	13,227	14,394
2.375% 5/15/29	208,041	240,181
2.5% 2/28/21	47,309	48,124
2.5% 1/15/22	209,097	216,954
2.5% 2/15/22	445,320	462,924
2.5% 3/31/23	31,095	33,122
2.5% 8/15/23	79,851	85,699
2.5% 1/31/24	209,392	226,732
2.5% 5/15/24	78,479	85,428
2.5% 1/31/25	122,879	135,450
2.5% 2/28/26	74,840	83,768
2.625% 11/15/20	1	1
2.625% 5/15/21	81,283	83,153
2.625% 6/15/21	70,232	71,996
2.625% 7/15/21	827	850
2.625% 12/15/21	212,877	220,852
2.625% 6/30/23	316,993	340,569
2.625% 12/31/23	129,010	140,051
2.625% 3/31/25	13,181	14,647
2.625% 12/31/25	110,580	124,260
2.625% 1/31/26	40,163	45,188
2.625% 2/15/29	58,684	68,818
2.75% 4/30/23	51,399	55,212
2.75% 5/31/23	187,746	202,040
2.75% 8/31/23	150,219	162,577
2.75% 11/15/23	59,020	64,170
2.75% 2/15/24	111,439	121,769
2.75% 2/28/25	17,306	19,301
2.75% 6/30/25	16,978	19,045
2.75% 2/15/28	106,183	123,976
2.875% 10/31/20	3,228	3,264
2.875% 9/30/23	224,937	244,829
2.875% 10/31/23	156,060	170,196
2.875% 11/30/23	62,529	68,315
2.875% 4/30/25	55,513	62,454
2.875% 5/31/25	99,228	111,802
2.875% 5/15/28	144,444	170,653
2.875% 8/15/28	236,234	280,076
3% 10/31/25	23,647	26,983
3.125% 5/15/21	41,808	42,973
3.125% 11/15/28	20,556	24,881
3.625% 2/15/21	32,706	33,497

TOTAL U.S. TREASURY OBLIGATIONS		21,384,185

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $20,197,430)		21,930,519

U.S. Government Agency - Mortgage Securities - 27.2%
Fannie Mae - 10.5%
12 month U.S. LIBOR + 1.520% 3.853% 11/1/34 (a)(c)	2,924	3,016
12 month U.S. LIBOR + 1.640% 3.546% 4/1/41 (a)(c)	1,030	1,074
12 month U.S. LIBOR + 1.880% 4.033% 11/1/34 (a)(c)	244	254
2.5% 9/1/22 to 5/1/50	407,238	425,590
3% 8/1/21 to 4/1/50	1,719,401	1,824,460
3.5% 9/1/20 to 10/1/49	1,084,265	1,159,512
4% 4/1/24 to 1/1/50	1,167,609	1,256,204
4% 11/1/41	17	19
4.5% to 4.5% 7/1/20 to 8/1/49	390,145	425,248
5% 12/1/20 to 10/1/49	140,413	156,312
5.5% 7/1/23 to 6/1/49	77,799	89,256
6% to 6% 2/1/23 to 7/1/41	19,907	23,481
6.5% 3/1/22 to 6/1/40	7,420	8,709

TOTAL FANNIE MAE		5,373,135

Freddie Mac - 6.1%
12 month U.S. LIBOR + 1.950% 4.442% 9/1/37 (a)(c)	337	351
U.S. TREASURY 1 YEAR INDEX + 1.710% 3.27% 3/1/36 (a)(c)	2,233	2,329
U.S. TREASURY 1 YEAR INDEX + 2.230% 4.059% 12/1/35 (a)(c)	1,232	1,288
U.S. TREASURY 1 YEAR INDEX + 2.250% 3.843% 3/1/35 (a)(c)	499	521
2.5% 1/1/22 to 6/1/50	398,454	415,983
3% 2/1/24 to 4/1/50	819,853	868,626
3% 8/1/47	429	452
3.5% 8/1/20 to 11/1/49	883,604	941,216
3.5% 8/1/47	1,115	1,183
3.5% 9/1/47	337	358
3.5% 9/1/47	18,370	19,843
3.5% 10/1/48	306	324
3.5% 11/1/48	293	310
4% 4/1/25 to 10/1/49	504,599	543,099
4% 8/1/33	617	653
4.5% 6/1/25 to 6/1/49	209,467	227,677
5% 4/1/23 to 10/1/49	46,814	52,248
5.5% 5/1/23 to 6/1/49	25,409	29,124
6% 4/1/32 to 8/1/37	613	709
6.5% 8/1/36 to 12/1/37	159	187

TOTAL FREDDIE MAC		3,106,481

Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
2.5% 12/1/31	69	73
2.5% 12/1/31	5	5
2.5% 1/1/32	68	71
2.5% 2/1/32	135	142

TOTAL FREDDIE MAC MULTI-FAMILY STRUCTURED PASS-THRU CERTIFICATES		291

Ginnie Mae - 7.2%
3.5% 10/15/40 to 12/20/49	1,072,419	1,150,642
4% 1/15/25 to 2/20/50	575,374	620,222
5% 1/20/39 to 4/20/49	106,174	117,843
2.5% 10/20/42 to 5/20/50	103,646	109,242
2.5% 6/1/50 (d)	43,700	45,972
3% 4/15/42 to 5/20/50	1,067,672	1,134,956
3% 6/1/50 (d)	51,100	54,095
3.5% 6/1/50 (d)	67,000	71,002
3.5% 6/1/50 (d)	23,700	25,116
4% 6/1/50 (d)	3,300	3,515
4.5% to 4.5% 3/20/33 to 10/20/49	258,107	281,903
5.5% 10/20/32 to 6/20/49	18,314	20,917
6% to 6% 5/20/34 to 12/15/40	5,802	6,790
6.5% 8/20/36 to 1/15/39	1,074	1,271

TOTAL GINNIE MAE		3,643,486

Uniform Mortgage Backed Securities - 3.4%
2.5% 6/1/35 (d)	18,950	19,828
2.5% 6/1/35 (d)	22,000	23,019
2.5% 6/1/35 (d)	30,350	31,756
2.5% 6/1/35 (d)	6,400	6,696
2.5% 6/1/35 (d)	20,200	21,136
2.5% 6/1/35 (d)	51,000	53,363
2.5% 6/1/50 (d)	193,500	200,718
3% 6/1/35 (d)	34,200	36,041
3% 6/1/35 (d)	7,500	7,904
3% 6/1/50 (d)	235,850	248,085
3% 6/1/50 (d)	111,750	117,547
3% 6/1/50 (d)	99,300	104,451
3% 7/1/50 (d)	139,800	146,719
3.5% 6/1/35 (d)	500	528
3.5% 6/1/50 (d)	185,300	195,499
3.5% 6/1/50 (d)	303,600	320,310
3.5% 6/1/50 (d)	66,300	69,949
4% 6/1/50 (d)	1,500	1,596
4% 6/1/50 (d)	33,800	35,973
4.5% 6/1/50 (d)	45,400	49,039
4.5% 6/1/50 (d)	45,800	49,471

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,739,628

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $13,396,420)		13,863,021

Asset-Backed Securities - 0.1%
CarMax Auto Owner Trust Series 2018-3 Class A3, 3.13% 6/15/23	$7,848	$8,014
Chase Issuance Trust Series 2012-A7 Class A7, 2.16% 9/15/24	7,663	7,957
Citibank Credit Card Issuance Trust:
Series 2013-A9 Class A9, 3.72% 9/8/25	3,841	4,133
Series 2018-A6 Class A6, 3.21% 12/7/24	7,807	8,333
2.19% 11/20/23	4,667	4,788
Discover Card Master Trust:
Series 2017-A4 Class A4, 2.53% 10/15/26	1,544	1,654
Series 2018-A1 Class A1, 3.03% 8/15/25	15,778	16,718
Ford Credit Floorplan Master Owner Trust Series 2018-2 Class A, 3.17% 3/15/25	15,654	15,941
TOTAL ASSET-BACKED SECURITIES
(Cost $64,694)		67,538

Commercial Mortgage Securities - 2.0%
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	19,758	21,072
Series 2020-BN25 Class A5, 2.649% 1/15/63	13,860	14,622
Benchmark Mortgage Trust:
Series 2019-B12 Class A5, 3.1156% 8/15/52	21,765	23,767
Series 2019-B9 Class A5, 4.0156% 3/15/52	19,271	22,158
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	24,758	26,648
Series 2015-GC29 Class A4, 3.192% 4/10/48	9,350	9,744
Series 2015-P1 Class A5, 3.717% 9/15/48	4,820	5,224
Series 2016-C1 Class A4, 3.209% 5/10/49	15,252	16,292
Series 2016-P4:
Class A4, 2.902% 7/10/49	17,668	18,516
Class AAB, 2.779% 7/10/49	10,149	10,548
COMM Mortgage Trust:
sequential payer:
Series 2013-CR13 Class A3, 3.928% 11/10/46	26,409	28,204
Series 2013-CR7 Class A4, 3.213% 3/10/46	9,507	9,871
Series 2014-LC15 Class A4, 4.006% 4/10/47	8,801	9,456
Series 2013-CR6 Class A4, 3.101% 3/10/46	15,421	15,764
Series 2015-CR22 Class A5, 3.309% 3/10/48	15,963	16,981
CSAIL Commercial Mortgage Trust sequential payer:
Series 2015-C3 Class A4, 3.7182% 8/15/48	10,325	11,126
Series 2019-C17:
Class A4, 2.7628% 9/15/52	15,495	16,360
Class A5, 3.0161% 9/15/52	15,495	16,671
Freddie Mac:
sequential payer:
Series 2020-K104 Class A2, 2.253% 1/25/30	61,560	66,959
Series K034 Class A2, 3.531% 7/25/23	7,396	8,000
Series K057 Class A2, 2.57% 7/25/26	13,112	14,252
Series K080 Class A2, 3.926% 7/25/28	13,633	16,226
Series 2017-K727 Class A2, 2.946% 7/25/24	21,990	23,509
Series K-1510 Class A2, 3.718% 1/25/31	12,204	14,311
Series K013 Class A2, 3.974% 1/25/21	9,512	9,631
Series K020 Class A2, 2.373% 5/25/22	8,546	8,787
Series K036 Class A2, 3.527% 10/25/23	7,375	8,015
Series K046 Class A2, 3.205% 3/25/25	27,365	30,257
Series K047 Class A2, 3.329% 5/25/25	3,172	3,533
Series K053 Class A2, 2.995% 12/25/25	5,844	6,449
Series K056 Class A2, 2.525% 5/25/26	17,052	18,471
Series K062 Class A1, 3.032% 9/25/26	16,196	17,516
Series K064 Class A2, 3.224% 3/25/27	14,175	15,999
Series K068 Class A2, 3.244% 8/25/27	19,564	22,181
Series K079 Class A2, 3.926% 6/25/28	6,394	7,606
Series K094 Class A2, 2.903% 6/25/29	42,266	47,731
Series K730 Class A2, 3.59% 1/25/25	31,786	35,054
GS Mortgage Securities Trust sequential payer:
Series 2013-GC10 Class A4, 2.681% 2/10/46	6,090	6,213
Series 2014-GC26 Class A4, 3.364% 11/10/47	20,462	21,681
Series 2020-GC45 Class A5, 2.9106% 2/13/53	37,340	40,207
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2013-C12 Class A5, 3.6637% 7/15/45	16,444	17,289
Series 2014-C21 Class A5, 3.7748% 8/15/47	27,734	29,871
Series 2014-C23 Class A5, 3.9342% 9/15/47	7,848	8,497
Series 2014-C24 Class A5, 3.6385% 11/15/47	21,419	22,968
Series 2015-C29 Class A4, 3.6108% 5/15/48	7,396	7,988
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2016-C2 Class ASB, 2.9542% 6/15/49	14,521	15,083
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	13,686	13,956
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C13 Class A4, 3.9936% 1/15/46 (a)	6,252	6,633
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.1529% 8/15/46 (a)	15,525	16,646
Series 2015-C27 Class ASB, 3.557% 12/15/47	3,879	4,078
Series 2016-C28 Class ASB, 3.288% 1/15/49	7,461	7,767
Series 2015-C20 Class A4, 3.249% 2/15/48	12,100	12,768
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	14,620	15,383
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	26,608	28,434
Series 2020-C55 Class A5, 2.725% 2/15/53	13,158	13,875
Series 2018-C48 Class A5, 4.302% 1/15/52	16,065	18,633
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C14 Class A4, 3.073% 6/15/46	8,218	8,532
Series 2014-C25 Class A5, 3.631% 11/15/47	11,874	12,746
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $941,003)		996,759

Municipal Securities - 0.5%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	7,990	13,629
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	$3,880	$6,756
Series 2010 S1, 7.043% 4/1/50	5,830	9,889
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	20,340	35,077
Series 2010, 7.6% 11/1/40	10,660	18,956
Series 2018, 3.5% 4/1/28	10,590	12,025
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	6,305	6,957
Dallas Fort Worth Int'l. Arpt. Rev. Series 2019 A, 3.144% 11/1/45	1,915	1,774
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	13,495	13,013
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	6,245	7,836
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	7,765	13,190
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,095	5,347
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	3,880	4,286
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	3,863	6,292
New Jersey Trans. Trust Fund Auth. Series B:
4.081% 6/15/39	11,770	10,754
4.131% 6/15/42	11,770	10,283
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	7,415	11,323
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	8,815	12,093
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	5,065	6,178
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	4,255	5,524
Series 2010 164, 5.647% 11/1/40	4,280	6,103
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	4,650	4,941
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	5,190	7,222
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	9,296	12,408
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	825	1,202
Series 2015 AP, 3.931% 5/15/45	3,075	3,589
Univ. of Virginia Gen. Rev. (Multi-Year Cap. Proj. Fing. Prog.) Series 2017 C, 4.179% 9/1/2117	3,905	5,105
TOTAL MUNICIPAL SECURITIES
(Cost $217,197)		251,752

Foreign Government and Government Agency Obligations - 1.1%
Alberta Province 3.3% 3/15/28	$3,204	$3,680
Banque Centrale de Tunisie 1.416% 8/5/21	6,985	7,072
Canadian Government 2% 11/15/22	3,885	4,041
Chilean Republic:
3.125% 1/21/26	1,000	1,083
3.24% 2/6/28	9,533	10,412
3.25% 9/14/21	7,396	7,634
3.86% 6/21/47	4,931	5,581
Colombian Republic:
2.625% 3/15/23	6,225	6,283
3.875% 4/25/27	18,572	19,797
4% 2/26/24	4,139	4,355
4.5% 1/28/26	1,000	1,086
4.5% 3/15/29	5,333	5,870
5% 6/15/45	9,894	11,230
5.625% 2/26/44	6,389	7,721
6.125% 1/18/41	3,904	4,900
Hungarian Republic 5.75% 11/22/23	15,530	17,568
Indonesian Republic:
2.85% 2/14/30	11,400	11,628
3.5% 2/14/50	10,400	10,596
Israeli State:
3.25% 1/17/28	11,825	13,159
4% 6/30/22	5,753	6,114
Italian Republic:
2.375% 10/17/24	5,000	4,982
2.875% 10/17/29	7,000	6,818
4% 10/17/49	4,800	4,730
6.875% 9/27/23	4,931	5,685
Jordanian Kingdom 3% 6/30/25	2,059	2,295
Manitoba Province:
2.1% 9/6/22	1,561	1,616
2.125% 5/4/22	3,287	3,382
3.05% 5/14/24	1,233	1,337
Ontario Province:
2.25% 5/18/22	4,782	4,947
2.3% 6/15/26	11,728	12,656
2.4% 2/8/22	4,281	4,418
2.5% 4/27/26	4,109	4,477
2.55% 2/12/21	8,094	8,215
3.05% 1/29/24	9,580	10,416
Panamanian Republic:
3.16% 1/23/30	7,889	8,330
3.75% 3/16/25	3,260	3,496
4% 9/22/24	4,118	4,450
4.3% 4/29/53	4,663	5,381
4.5% 4/16/50	5,588	6,604
Peruvian Republic:
2.844% 6/20/30	9,580	10,125
4.125% 8/25/27	11,881	13,503
5.625% 11/18/50	5,875	9,169
6.55% 3/14/37	2,527	3,821
Philippine Republic:
3% 2/1/28	15,613	16,797
3.95% 1/20/40	6,656	7,750
4.2% 1/21/24	4,087	4,425
6.375% 10/23/34	8,526	12,256
Polish Government:
3.25% 4/6/26	5,424	6,010
4% 1/22/24	3,739	4,134
5% 3/23/22	11,915	12,764
Province of British Columbia 2.25% 6/2/26	3,098	3,356
Province of Quebec:
1.5% 2/11/25	23,700	24,571
2.375% 1/31/22	3,123	3,223
2.5% 4/20/26	4,651	5,072
2.75% 8/25/21	16,435	16,905
2.75% 4/12/27	3,904	4,349
2.875% 10/16/24	1,705	1,866
Ukraine Government 1.471% 9/29/21	8,464	8,594
United Mexican States:
3.25% 4/16/30	7,600	7,478
3.625% 3/15/22	2,466	2,560
3.75% 1/11/28	7,396	7,650
4% 10/2/23	15,408	16,289
4.125% 1/21/26	2,745	2,934
4.15% 3/28/27	9,580	10,222
4.35% 1/15/47	11,842	11,909
4.5% 1/31/50	7,600	7,866
4.6% 1/23/46	4,766	4,916
4.6% 2/10/48	14,422	14,913
4.75% 3/8/44	7,970	8,364
5.55% 1/21/45	3,218	3,755
6.05% 1/11/40	3,944	4,760
Uruguay Republic:
4.125% 11/20/45	3,903	4,318
4.375% 1/23/31	13,021	14,848
4.975% 4/20/55	4,840	5,887
5.1% 6/18/50	4,729	5,795
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $531,115)		567,199

Supranational Obligations - 1.2%
African Development Bank:
1.25% 7/26/21	7,716	7,803
2.375% 9/23/21	2,383	2,445
Asian Development Bank:
1.5% 10/18/24	18,500	19,320
1.75% 9/13/22	11,728	12,104
1.875% 2/18/22	1,644	1,687
2% 4/24/26	5,177	5,600
2.125% 11/24/21	3,965	4,066
2.25% 1/20/21	2,423	2,452
2.5% 11/2/27	5,505	6,194
2.625% 1/30/24	12,358	13,355
2.625% 1/12/27	5,342	5,996
2.75% 3/17/23	24,073	25,663
2.75% 1/19/28	4,026	4,620
Council of Europe Development Bank 1.625% 3/16/21	3,098	3,127
European Bank for Reconstruction & Development:
1.125% 8/24/20	3,854	3,860
2.125% 3/7/22	3,854	3,975
European Investment Bank:
0.875% 5/17/30	5,482	5,494
1.375% 6/15/20	2,240	2,241
1.375% 9/15/21	14,439	14,635
1.375% 5/15/23	20,000	20,609
1.625% 6/15/21	5,753	5,831
1.875% 2/10/25	2,465	2,624
2% 3/15/21	3,920	3,969
2% 12/15/22	11,642	12,134
2.125% 10/15/21	2,334	2,391
2.25% 3/15/22	13,066	13,529
2.25% 8/15/22	1,545	1,611
2.25% 6/24/24	18,585	19,963
2.375% 6/15/22	11,504	11,992
2.375% 5/24/27	3,287	3,660
2.5% 4/15/21	3,821	3,892
2.5% 3/15/23	17,257	18,292
2.5% 10/15/24	4,705	5,126
2.875% 9/15/20	7,396	7,446
2.875% 8/15/23	8,702	9,398
3.125% 12/14/23	11,341	12,430
3.25% 1/29/24	1,644	1,815
Inter-American Development Bank:
1.25% 9/14/21	6,040	6,112
1.75% 4/14/22	1,540	1,581
1.75% 9/14/22	5,054	5,213
1.75% 3/14/25	15,140	16,012
1.875% 6/16/20	4,331	4,333
1.875% 3/15/21	3,204	3,240
2% 6/2/26	3,287	3,550
2.125% 1/18/22	5,013	5,160
2.125% 1/15/25	1,504	1,614
2.25% 6/18/29	15,711	17,540
2.375% 7/7/27	5,530	6,155
2.5% 1/18/23	5,719	6,040
2.625% 4/19/21	7,817	7,976
3% 10/4/23	2,938	3,192
4.375% 1/24/44	3,287	4,957
International Bank for Reconstruction & Development:
0.875% 5/14/30	16,633	16,545
1.125% 8/10/20	16,271	16,295
1.375% 5/24/21	4,650	4,699
1.375% 9/20/21	4,297	4,353
1.5% 8/28/24	16,286	16,977
1.625% 3/9/21	4,931	4,985
1.625% 2/10/22	3,204	3,275
1.625% 1/15/25	14,615	15,353
1.75% 4/19/23	5,505	5,724
1.875% 10/7/22	13,970	14,478
1.875% 6/19/23	11,208	11,720
1.875% 10/27/26	3,911	4,199
2% 1/26/22	26,647	27,382
2.25% 6/24/21	13,210	13,458
2.5% 3/19/24	3,123	3,371
2.5% 11/25/24	4,684	5,103
2.5% 7/29/25	3,114	3,423
2.75% 7/23/21	7,930	8,147
7.625% 1/19/23	22,512	26,776
International Finance Corp.:
1.125% 7/20/21	5,383	5,434
1.625% 7/16/20	2,359	2,362
2.25% 1/25/21	1,537	1,555
2.875% 7/31/23	3,540	3,817
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $586,124)		613,455

Bank Notes - 0.2%
Bank of America NA 6% 10/15/36	2,075	2,883
BB&T Corp. 3.8% 10/30/26	2,573	2,851
Citibank NA 3.65% 1/23/24	20,544	22,439
Discover Bank 3.45% 7/27/26	10,477	10,757
RBS Citizens NA:
2.25% 4/28/25	$10,750	$10,969
2.65% 5/26/22	16,747	17,168
3.75% 2/18/26	11,093	12,074
SunTrust Banks, Inc. 3.3% 5/15/26	6,245	6,687
U.S. Bank NA, Cincinnati 3.4% 7/24/23	8,218	8,831
Wells Fargo Bank NA 3.55% 8/14/23	20,000	21,579
TOTAL BANK NOTES
(Cost $110,096)		116,238
	Shares	Value (000s)

Money Market Funds - 3.0%
Fidelity Cash Central Fund 0.11% (g)
(Cost $1,520,933)	1,520,606,031	1,520,910
	Maturity Amount (000s)	Value (000s)

Repurchase Agreements - 0.2%
Investments in repurchase agreements in a joint trading account at 0.08%, dated 5/29/20 due 6/1/20 (Collateralized by U.S. Government Obligations) # (h)
(Cost $105,539)	105,540	105,539
TOTAL INVESTMENT IN SECURITIES - 104.1%
(Cost $49,623,076)		52,983,943
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(2,068,594)
NET ASSETS - 100%		$50,915,349

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Amounts shown as 0 in the Schedule of Investments may represent less than 1 share.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $543,259,000 or 1.1% of net assets.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) A portion of the security sold on a delayed delivery basis.

 (f) Security or a portion of the security is on loan at period end.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$3,523
Total	$3,523

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000's)
$105,539,000 due 6/01/20 at 0.08%
JPMorgan Securities LLC	$105,539

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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